ANNUAL REPORT
NASSAU LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2018

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 621,475		$ 950,321		$ 1,026,029		$ 4,075,625
Total assets	$ 621,475		$ 950,321		$ 1,026,029		$ 4,075,625
Total net assets	$ 621,475		$ 950,321		$ 1,026,029		$ 4,075,625
Net assets:
Accumulation units	$ 597,239		$ 938,009		$ 1,026,029		$ 4,057,989
Contracts in payout (annuitization) period	$ 24,236		$ 12,312		$ -		$ 17,636
Total net assets	$ 621,475		$ 950,321		$ 1,026,029		$ 4,075,625
Units outstanding	449,029		403,248		483,084		1,627,461
Investment shares held	62,272		13,961		10,577		215,642
Investments at cost	$ 688,769		$ 510,556		$ 941,633		$ 2,909,613
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.46	3,579	$ 2.19	234	$ 2.17	63,268	$ 2.64	105,503
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.59	14,152
Group Strategic Edge®	$ -	-	$ 2.20	730	$ -	-	$ 2.53	107
Phoenix Dimensions® Option 1	$ 1.42	10,041	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 2.19	1,066
Phoenix Investor’s Edge® Option 1	$ 1.36	246,500	$ -	-	$ -	-	$ 2.27	48,209
Phoenix Investor’s Edge® Option 2	$ -	-	$ 3.24	764	$ -	-	$ 2.21	82,539
Phoenix Spectrum Edge® Option 1	$ -	-	$ 3.75	2,559	$ -	-	$ 2.47	76,831
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 2.12	5,780	$ 2.41	102,901
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 2.46	3,056
The Big Edge Choice®—NY	$ -	-	$ 2.18	40,028	$ 2.09	4,866	$ 2.47	63,923
The Big Edge Plus®	$ 1.42	188,909	$ 2.20	283,534	$ 2.12	383,763	$ 2.53	1,082,937
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.96	53,162	$ 2.20	1,303	$ 2.69	41,595
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 3.12	22,237	$ 2.12	24,104	$ 2.53	4,642
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 293,839		$ 3,219,961		$ 8,499,138		$ 1,228,763
Total assets	$ 293,839		$ 3,219,961		$ 8,499,138		$ 1,228,763
Total net assets	$ 293,839		$ 3,219,961		$ 8,499,138		$ 1,228,763
Net assets:
Accumulation units	$ 293,839		$ 3,111,060		$ 8,179,609		$ 1,163,130
Contracts in payout (annuitization) period	$ -		$ 108,901		$ 319,529		$ 65,633
Total net assets	$ 293,839		$ 3,219,961		$ 8,499,138		$ 1,228,763
Units outstanding	149,494		2,165,332		9,413,404		512,526
Investment shares held	19,628		306,080		8,499,136		202,432
Investments at cost	$ 259,221		$ 3,487,738		$ 8,499,137		$ 1,617,625
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.73	49,262	$ 0.93	173,411	$ 2.54	27,349
Freedom Edge®	$ -	-	$ 1.25	27,314	$ 0.88	17,987	$ -	-
Group Strategic Edge®	$ -	-	$ 1.63	606	$ 0.91	205,393	$ 2.34	3,346
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 0.91	185,230	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.22	2,019	$ 0.89	5,551	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 0.91	131	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.31	83,535	$ 0.88	56,845	$ 2.38	2,804
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.28	276,220	$ 0.86	65,971	$ 2.32	4,464
Phoenix Spectrum Edge® Option 1	$ 1.99	2,178	$ 1.44	311,799	$ 0.92	52,217	$ 2.64	18,631
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.40	486,626	$ 0.91	512,361	$ 2.58	25,573
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.37	8,044	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 0.91	52,267	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 0.90	118,560	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.44	29,745	$ 0.90	81,159	$ -	-
Templeton Investment Plus	$ -	-	$ -	-	$ 0.90	4,141,030	$ -	-
The Big Edge Choice®—NY	$ 1.93	2,892	$ 1.62	112,962	$ 0.90	142,460	$ 2.29	17,997
The Big Edge Plus®	$ 1.96	127,423	$ 1.63	735,768	$ 0.91	3,513,665	$ 2.34	381,296
The Phoenix Edge®—VA NY Option 1	$ 2.03	17,001	$ 1.56	19,401	$ 0.94	85,563	$ 2.72	29,771
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.47	22,031	$ 0.91	3,603	$ 2.52	1,295
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 8,905,976		$ 3,093,976		$ 1,406,122		$ 1,833,051
Total assets	$ 8,905,976		$ 3,093,976		$ 1,406,122		$ 1,833,051
Total net assets	$ 8,905,976		$ 3,093,976		$ 1,406,122		$ 1,833,051
Net assets:
Accumulation units	$ 8,856,938		$ 3,076,250		$ 1,390,538		$ 1,815,697
Contracts in payout (annuitization) period	$ 49,038		$ 17,726		$ 15,584		$ 17,354
Total net assets	$ 8,905,976		$ 3,093,976		$ 1,406,122		$ 1,833,051
Units outstanding	3,496,362		1,270,338		803,385		1,345,423
Investment shares held	278,573		81,528		22,380		150,250
Investments at cost	$ 6,154,827		$ 1,493,099		$ 772,237		$ 1,845,281
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.63	169,686	$ 2.28	6,963	$ 1.68	951	$ 1.41	60,825
Freedom Edge®	$ 2.92	2,787	$ 3.22	2,429	$ -	-	$ -	-
Group Strategic Edge®	$ 2.49	38,107	$ 2.12	36,373	$ 1.61	15,744	$ 1.37	2,405
Phoenix Dimensions® Option 1	$ -	-	$ 2.91	41,369	$ -	-	$ 1.37	89,497
Phoenix Dimensions® Option 2	$ 2.27	5,535	$ 2.81	60,580	$ -	-	$ 1.33	52,952
Phoenix Income Choice®	$ -	-	$ 2.84	684	$ -	-	$ 1.37	356
Phoenix Investor’s Edge® Option 1	$ 2.92	32,901	$ 2.91	17,235	$ 2.24	8,053	$ 1.31	41,265
Phoenix Investor’s Edge® Option 2	$ 2.85	69,794	$ 2.83	67,215	$ 2.18	6,462	$ 1.28	85,244
Phoenix Spectrum Edge® Option 1	$ 3.17	96,853	$ 3.15	62,117	$ 2.47	52,295	$ -	-
Phoenix Spectrum Edge® Option 2	$ 3.09	47,015	$ 3.07	117,443	$ 2.41	45,660	$ 1.37	70,940
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 2.35	2,168	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 2.35	135,363	$ -	-	$ 1.36	115,108
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 2.31	225,278	$ -	-	$ 1.34	261,072
Retirement Planner's Edge	$ 2.92	7,308	$ -	-	$ 2.10	22,271	$ -	-
The Big Edge Choice®—NY	$ 2.45	192,358	$ 2.19	27,868	$ 1.58	60,906	$ 1.35	2,061
The Big Edge Plus®	$ 2.49	2,726,640	$ 2.12	451,270	$ 1.61	569,411	$ 1.37	409,799
The Phoenix Edge®—VA NY Option 1	$ 3.09	94,450	$ 2.69	17,687	$ 2.21	15,152	$ 1.43	153,899
The Phoenix Edge®—VA NY Option 2	$ 2.91	12,928	$ 2.76	464	$ 1.85	4,312	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 76,003		$ 2,487,021		$ 4,956,941		$ 87,513
Total assets	$ 76,003		$ 2,487,021		$ 4,956,941		$ 87,513
Total net assets	$ 76,003		$ 2,487,021		$ 4,956,941		$ 87,513
Net assets:
Accumulation units	$ 76,003		$ 2,487,021		$ 4,934,144		$ 87,513
Contracts in payout (annuitization) period	$ -		$ -		$ 22,797		$ -
Total net assets	$ 76,003		$ 2,487,021		$ 4,956,941		$ 87,513
Units outstanding	38,087		1,636,966		2,319,249		52,768
Investment shares held	11,765		168,726		284,882		6,635
Investments at cost	$ 118,804		$ 2,922,865		$ 4,447,731		$ 64,853
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.57	4,391	$ 2.15	76,964	$ 1.72	2,571
Freedom Edge®	$ -	-	$ 1.56	70,878	$ 2.00	35,628	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 2.60	8,860	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.63	163,499	$ 1.67	157,058	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.58	158,038	$ 1.61	146,164	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.55	109,279	$ 1.91	96,087	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.52	256,017	$ 1.86	251,532	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.66	19,171	$ 2.07	91,157	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.63	7,155	$ 2.02	137	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.38	83,100	$ 1.23	90,590	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.35	163,593	$ 1.21	178,336	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 2.05	9,345	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.50	12,931	$ 2.49	35,264	$ -	-
The Big Edge Plus®	$ 2.00	38,087	$ 1.52	578,444	$ 2.60	1,051,605	$ 1.66	50,197
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.70	10,470	$ 2.13	45,755	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 2.02	44,767	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 901,302		$ 239,036		$ 417,032		$ 156,097
Total assets	$ 901,302		$ 239,036		$ 417,032		$ 156,097
Total net assets	$ 901,302		$ 239,036		$ 417,032		$ 156,097
Net assets:
Accumulation units	$ 891,387		$ 239,036		$ 417,032		$ 156,097
Contracts in payout (annuitization) period	$ 9,915		$ -		$ -		$ -
Total net assets	$ 901,302		$ 239,036		$ 417,032		$ 156,097
Units outstanding	498,019		142,557		253,475		86,276
Investment shares held	15,771		7,726		26,000		14,229
Investments at cost	$ 618,829		$ 208,930		$ 436,406		$ 187,979
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.84	24,987	$ -	-	$ -	-	$ 1.91	3,445
Group Strategic Edge®	$ 1.81	2,307	$ 1.68	1	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.78	234	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.76	16,085	$ 1.60	8,869	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.75	39,273	$ -	-	$ -	-	$ 1.70	20,711
Phoenix Spectrum Edge® Option 1	$ 1.83	63,117	$ 1.71	21,967	$ 1.74	8,889	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.81	115,372	$ 1.68	21,487	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 3	$ 1.79	1,783	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 1.79	2,470	$ 1.65	17,942	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.80	12,534	$ 1.65	19,583	$ -	-	$ 1.81	2,448
The Big Edge Plus®	$ 1.81	211,605	$ 1.68	36,615	$ 1.64	244,586	$ 1.84	59,020
The Phoenix Edge®—VA NY Option 1	$ 1.86	6,376	$ 1.76	6,707	$ -	-	$ 1.93	652
The Phoenix Edge®—VA NY Option 2	$ 1.81	1,876	$ 1.68	9,386	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 72,496		$ 542,684		$ 2,187,073		$ 814,828
Total assets	$ 72,496		$ 542,684		$ 2,187,073		$ 814,828
Total net assets	$ 72,496		$ 542,684		$ 2,187,073		$ 814,828
Net assets:
Accumulation units	$ 72,496		$ 542,684		$ 2,156,000		$ 812,434
Contracts in payout (annuitization) period	$ -		$ -		$ 31,073		$ 2,394
Total net assets	$ 72,496		$ 542,684		$ 2,187,073		$ 814,828
Units outstanding	35,929		282,384		1,255,597		504,473
Investment shares held	11,222		48,979		71,356		41,029
Investments at cost	$ 148,302		$ 569,361		$ 1,907,143		$ 816,300
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.09	883	$ 1.99	30,632	$ 1.81	16,673	$ 1.68	383
Freedom Edge®	$ -	-	$ 1.83	7,491	$ 1.67	3,063	$ 1.55	4,551
Group Strategic Edge®	$ -	-	$ -	-	$ 1.75	3,536	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.60	7,270
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.69	4,628	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.82	2,449	$ 1.66	30,706	$ 1.54	1,757
Phoenix Investor’s Edge® Option 2	$ 1.87	597	$ 1.78	11,533	$ 1.62	110,988	$ 1.50	31,334
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.96	19,119	$ 1.79	174,620	$ 1.66	20,280
Phoenix Spectrum Edge® Option 2	$ 2.02	12,013	$ 1.92	39,593	$ 1.75	311,516	$ 1.62	7,402
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.71	4,504	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.37	2,226	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.35	2,529	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.59	6,265
The Big Edge Choice®—NY	$ -	-	$ 1.89	15,971	$ 1.72	63,420	$ 1.60	23,271
The Big Edge Plus®	$ 2.02	22,436	$ 1.92	155,070	$ 1.75	480,248	$ 1.62	390,378
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.02	526	$ 1.84	46,940	$ 1.70	8,752
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 1.62	2,830
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 230,187		$ 1,651,164		$ 417,515		$ 1,476,182
Total assets	$ 230,187		$ 1,651,164		$ 417,515		$ 1,476,182
Total net assets	$ 230,187		$ 1,651,164		$ 417,515		$ 1,476,182
Net assets:
Accumulation units	$ 230,187		$ 1,590,334		$ 417,515		$ 1,458,532
Contracts in payout (annuitization) period	$ -		$ 60,830		$ -		$ 17,650
Total net assets	$ 230,187		$ 1,651,164		$ 417,515		$ 1,476,182
Units outstanding	158,355		1,241,912		291,947		1,227,629
Investment shares held	21,860		173,442		42,998		152,027
Investments at cost	$ 217,234		$ 1,775,510		$ 438,031		$ 1,629,291
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.47	35,048	$ 1.24	11,682
Freedom Edge®	$ -	-	$ 1.30	34,027	$ -	-	$ 1.18	76,019
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 1.22	163
Phoenix Dimensions® Option 1	$ 1.49	34,782	$ 1.34	375,890	$ 1.44	17,150	$ 1.22	53,394
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 1.19	442,846
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.30	219,427	$ -	-	$ 1.18	41,242
Phoenix Investor’s Edge® Option 2	$ 1.42	80,050	$ 1.28	64,839	$ 1.37	48,693	$ 1.16	68,218
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.36	20,538	$ -	-	$ 1.23	19,821
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.44	65,918	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.35	62,003	$ -	-	$ 1.22	181,124
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.43	12,914	$ 1.21	51,177
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.42	3,180	$ 1.20	5,687
The Big Edge Plus®	$ 1.49	43,523	$ 1.34	380,294	$ 1.44	109,044	$ 1.22	274,700
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.34	84,894	$ -	-	$ 1.22	1,556
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 1,164,645		$ 83,902		$ 83,496		$ 504,330
Total assets	$ 1,164,645		$ 83,902		$ 83,496		$ 504,330
Total net assets	$ 1,164,645		$ 83,902		$ 83,496		$ 504,330
Net assets:
Accumulation units	$ 1,163,875		$ 80,602		$ 83,496		$ 504,330
Contracts in payout (annuitization) period	$ 770		$ 3,300		$ -		$ -
Total net assets	$ 1,164,645		$ 83,902		$ 83,496		$ 504,330
Units outstanding	686,685		74,177		48,173		309,839
Investment shares held	87,831		3,786		1,748		13,438
Investments at cost	$ 1,666,893		$ 85,130		$ 103,522		$ 468,585
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.88	270	$ -	-	$ -	-	$ -	-
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.56	7,989
Group Strategic Edge®	$ 1.82	498	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.84	38,926	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.78	74,845	$ -	-	$ -	-	$ 1.58	4,021
Phoenix Income Choice®	$ 1.84	417	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.75	12,064	$ 1.12	2,517	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.71	21,433	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ 1.87	16,437	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.84	40,925	$ -	-	$ -	-	$ 1.64	905
Phoenix Spectrum Edge® + Option 1	$ 1.62	148,291	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.59	232,400	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.13	10,301	$ -	-	$ 1.60	11,419
The Big Edge Plus®	$ 1.82	97,092	$ 1.13	54,774	$ 1.73	47,387	$ 1.63	276,822
The Phoenix Edge®—VA NY Option 1	$ 1.92	3,087	$ 1.14	6,585	$ 1.78	786	$ 1.71	8,683
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 1,180,829		$ 580,707		$ 389,045		$ 3,131,611
Total assets	$ 1,180,829		$ 580,707		$ 389,045		$ 3,131,611
Total net assets	$ 1,180,829		$ 580,707		$ 389,045		$ 3,131,611
Net assets:
Accumulation units	$ 1,180,392		$ 580,574		$ 372,110		$ 3,125,901
Contracts in payout (annuitization) period	$ 437		$ 133		$ 16,935		$ 5,710
Total net assets	$ 1,180,829		$ 580,707		$ 389,045		$ 3,131,611
Units outstanding	670,638		1,161,826		292,611		2,065,565
Investment shares held	58,953		95,354		32,831		298,814
Investments at cost	$ 1,149,814		$ 1,793,723		$ 420,592		$ 3,141,512
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.92	1,860	$ 0.54	142	$ 1.36	14,525	$ 1.56	29,541
Freedom Edge®	$ 1.72	18,446	$ -	-	$ 1.28	10,209	$ 1.47	7,407
Group Strategic Edge®	$ 1.86	366	$ 0.53	212	$ 1.32	141	$ -	-
Phoenix Dimensions® Option 1	$ 1.80	35,920	$ 0.50	88,146	$ -	-	$ 1.54	17,424
Phoenix Dimensions® Option 2	$ 1.74	47,173	$ 0.49	150,507	$ 1.30	1,912	$ -	-
Phoenix Income Choice®	$ 1.80	245	$ 0.50	270	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.71	10,757	$ 0.48	27,277	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.67	25,835	$ 0.47	48,419	$ -	-	$ 1.44	23,245
Phoenix Spectrum Edge® Option 1	$ 1.83	32,201	$ 0.51	26,121	$ 1.36	52,796	$ 1.57	148,744
Phoenix Spectrum Edge® Option 2	$ 1.80	35,139	$ 0.50	53,817	$ -	-	$ 1.54	19,357
Phoenix Spectrum Edge® + Option 1	$ 1.66	81,318	$ 0.51	251,649	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.63	129,727	$ 0.50	399,571	$ -	-	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 0.52	3,034	$ 1.30	4,872	$ 1.49	25,180
The Big Edge Plus®	$ 1.86	225,199	$ 0.53	85,427	$ 1.32	185,915	$ 1.51	1,747,285
The Phoenix Edge®—VA NY Option 1	$ 1.88	4,470	$ 0.53	27,234	$ -	-	$ 1.61	47,382
The Phoenix Edge®—VA NY Option 2	$ 1.80	21,982	$ -	-	$ 1.34	22,241	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
Assets:
Investments at fair value	$ 15,840		$ 860,665		$ 650,992		$ 5,998,923
Total assets	$ 15,840		$ 860,665		$ 650,992		$ 5,998,923
Total net assets	$ 15,840		$ 860,665		$ 650,992		$ 5,998,923
Net assets:
Accumulation units	$ 15,840		$ 822,037		$ 650,055		$ 5,838,571
Contracts in payout (annuitization) period	$ -		$ 38,628		$ 937		$ 160,352
Total net assets	$ 15,840		$ 860,665		$ 650,992		$ 5,998,923
Units outstanding	60,118		552,457		435,355		1,690,324
Investment shares held	161		99,845		76,228		461,101
Investments at cost	$ 55,863		$ 766,554		$ 757,478		$ 4,756,680
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.53	437	$ -	-
Freedom Edge®	$ -	-	$ -	-	$ 1.05	2,956	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 1.43	6,149	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.06	3,118	$ -	-
Phoenix Investor’s Edge® Option 1	$ 0.27	36,814	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 0.26	23,304	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 1.12	14,261	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.10	7,925	$ -	-
Templeton Investment Plus	$ -	-	$ 1.56	552,457	$ -	-	$ 3.55	1,690,324
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 3.18	6,591	$ -	-
The Big Edge Plus®	$ -	-	$ -	-	$ 1.43	379,324	$ -	-
The Phoenix Edge®—VA NY Option 1	$ -	-	$ -	-	$ 3.10	14,594	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,281,977		$ 2,916,723		$ 22,914,342		$ 3,026,022
Total assets	$ 1,281,977		$ 2,916,723		$ 22,914,342		$ 3,026,022
Total net assets	$ 1,281,977		$ 2,916,723		$ 22,914,342		$ 3,026,022
Net assets:
Accumulation units	$ 1,271,876		$ 2,593,071		$ 22,000,809		$ 2,993,125
Contracts in payout (annuitization) period	$ 10,101		$ 323,652		$ 913,533		$ 32,897
Total net assets	$ 1,281,977		$ 2,916,723		$ 22,914,342		$ 3,026,022
Units outstanding	736,166		563,866		3,773,766		1,799,709
Investment shares held	100,626		166,290		1,841,989		247,831
Investments at cost	$ 1,869,327		$ 1,894,846		$ 23,995,557		$ 3,246,103
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.73	4,528	$ -	-	$ -	-	$ 2.42	13,720
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.71	37,292
Group Strategic Edge®	$ 1.82	10,724	$ -	-	$ -	-	$ 2.29	359
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.38	185,109
Phoenix Dimensions® Option 2	$ 1.29	3,832	$ -	-	$ -	-	$ 1.34	176,003
Phoenix Investor’s Edge® Option 1	$ 1.57	1,766	$ -	-	$ -	-	$ 1.58	112,486
Phoenix Investor’s Edge® Option 2	$ 1.53	13,916	$ -	-	$ -	-	$ 1.54	247,844
Phoenix Spectrum Edge® Option 1	$ 1.70	44,607	$ -	-	$ -	-	$ 1.70	40,688
Phoenix Spectrum Edge® Option 2	$ 1.66	45,955	$ -	-	$ -	-	$ 1.66	9,840
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.01	110,541
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 0.99	217,611
Retirement Planner's Edge	$ 1.43	19,910	$ -	-	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ 5.17	563,866	$ 6.07	3,773,766	$ -	-
The Big Edge Choice®—NY	$ 1.43	52,439	$ -	-	$ -	-	$ 1.89	30,517
The Big Edge Plus®	$ 1.82	518,509	$ -	-	$ -	-	$ 2.29	605,768
The Phoenix Edge®—VA NY Option 1	$ 1.60	4,010	$ -	-	$ -	-	$ 1.77	11,931
The Phoenix Edge®—VA NY Option 2	$ 1.37	15,970	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
Assets:
Investments at fair value	$ 222,450		$ 843,674		$ 3,103,419		$ 920,805
Total assets	$ 222,450		$ 843,674		$ 3,103,419		$ 920,805
Total net assets	$ 222,450		$ 843,674		$ 3,103,419		$ 920,805
Net assets:
Accumulation units	$ 222,450		$ 843,291		$ 3,100,676		$ 918,472
Contracts in payout (annuitization) period	$ -		$ 383		$ 2,743		$ 2,333
Total net assets	$ 222,450		$ 843,674		$ 3,103,419		$ 920,805
Units outstanding	140,839		650,901		1,667,140		461,539
Investment shares held	22,561		91,804		426,294		72,561
Investments at cost	$ 253,629		$ 929,606		$ 4,481,418		$ 963,953
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.62	29,840	$ 1.35	13,692	$ 1.93	22,011	$ 2.06	16,440
Phoenix Dimensions® Option 1	$ 1.57	16,096	$ 1.31	94,988	$ 1.88	124,909	$ 2.00	9,430
Phoenix Dimensions® Option 2	$ -	-	$ 1.27	65,278	$ 1.82	182,067	$ 1.94	23,027
Phoenix Income Choice®	$ -	-	$ 1.31	292	$ 1.88	1,465	$ 2.00	223
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.25	41,538	$ 1.79	48,819	$ 1.91	3,311
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.23	37,390	$ 1.76	47,791	$ 1.88	3,204
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 1.91	12,794	$ 2.04	1,850
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.31	7,617	$ 1.88	48,660	$ 2.00	11,898
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.32	111,095	$ 1.89	319,190	$ 2.01	42,676
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.30	196,098	$ 1.86	515,392	$ 1.98	71,571
The Big Edge Choice®—NY	$ -	-	$ 1.29	1,885	$ 1.85	20,915	$ 1.97	18,098
The Big Edge Plus®	$ 1.57	94,903	$ 1.31	81,028	$ 1.88	323,127	$ 2.00	259,811
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 12,686,579		$ 5,869,117		$ 55,779,230		$ 9,943,492
Total assets	$ 12,686,579		$ 5,869,117		$ 55,779,230		$ 9,943,492
Total net assets	$ 12,686,579		$ 5,869,117		$ 55,779,230		$ 9,943,492
Net assets:
Accumulation units	$ 12,653,260		$ 5,812,034		$ 55,452,232		$ 9,824,304
Contracts in payout (annuitization) period	$ 33,319		$ 57,083		$ 326,998		$ 119,188
Total net assets	$ 12,686,579		$ 5,869,117		$ 55,779,230		$ 9,943,492
Units outstanding	5,759,901		1,030,244		5,068,999		1,645,617
Investment shares held	1,257,342		357,873		2,177,175		372,415
Investments at cost	$ 14,823,329		$ 5,768,961		$ 34,873,463		$ 5,775,037
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.44	55,228	$ 9.19	12,666	$ 18.23	196,224	$ 6.33	31,567
Freedom Edge®	$ 1.84	11,684	$ 3.17	9,656	$ -	-	$ -	-
Group Strategic Edge®	$ 3.20	5,323	$ 8.76	4,559	$ 16.83	16,296	$ 6.07	10,064
Phoenix Dimensions® Option 1	$ 1.41	109,663	$ 2.08	14,893	$ -	-	$ 4.03	3,629
Phoenix Dimensions® Option 2	$ 1.36	187,760	$ 2.01	41,675	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.65	295	$ 4.46	152	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.77	61,103	$ 4.03	9,771	$ 1.74	353	$ 5.68	809
Phoenix Investor’s Edge® Option 2	$ 1.72	193,939	$ 3.92	31,829	$ 1.70	19,652	$ 5.54	15,993
Phoenix Spectrum Edge® Option 1	$ 1.90	224,064	$ 4.31	41,031	$ 1.96	29,605	$ 6.22	26,855
Phoenix Spectrum Edge® Option 2	$ 1.85	374,326	$ 4.21	59,488	$ 1.91	155,081	$ 6.07	29,190
Phoenix Spectrum Edge® Option 3	$ 1.81	3,405	$ -	-	$ 1.86	1,851	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 0.88	531,487	$ 1.46	94,244	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 0.86	811,722	$ 1.44	158,092	$ -	-	$ 2.67	8,250
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.54	21,716	$ 5.92	5,317
The Big Edge Choice®—NY	$ 1.43	365,659	$ 5.03	38,046	$ 1.34	1,368,380	$ 5.95	211,453
The Big Edge Plus®	$ 3.20	2,684,549	$ 8.76	491,505	$ 16.83	2,927,526	$ 6.07	1,221,459
The Phoenix Edge®—VA NY Option 1	$ 1.44	126,962	$ 5.06	13,788	$ 1.22	146,614	$ 6.43	41,564
The Phoenix Edge®—VA NY Option 2	$ 1.46	12,732	$ 4.67	8,849	$ 1.27	185,701	$ 6.07	39,467
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 5,956,981		$ 11,818,398		$ 8,103,173		$ 36,133,824
Total assets	$ 5,956,981		$ 11,818,398		$ 8,103,173		$ 36,133,824
Total net assets	$ 5,956,981		$ 11,818,398		$ 8,103,173		$ 36,133,824
Net assets:
Accumulation units	$ 5,843,398		$ 11,656,818		$ 7,213,117		$ 35,806,191
Contracts in payout (annuitization) period	$ 113,583		$ 161,580		$ 890,056		$ 327,633
Total net assets	$ 5,956,981		$ 11,818,398		$ 8,103,173		$ 36,133,824
Units outstanding	1,995,690		2,354,874		4,184,198		3,835,674
Investment shares held	459,644		1,355,321		783,672		3,220,483
Investments at cost	$ 5,738,220		$ 12,901,378		$ 8,436,269		$ 40,661,855
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.27	38,605	$ 10.54	61,822	$ 2.21	58,017	$ 11.55	513,661
Freedom Edge®	$ 2.62	1,599	$ 1.81	49,276	$ 2.01	1,584	$ -	-
Group Strategic Edge®	$ 3.50	7,501	$ 9.73	2,833	$ 4.20	3,862	$ 10.66	15,540
Phoenix Dimensions® Option 1	$ 1.88	25,111	$ 1.73	120,707	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.82	48,123	$ 1.67	52,951	$ 1.68	211	$ -	-
Phoenix Income Choice®	$ 3.05	200	$ 2.27	404	$ -	-	$ -	-
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	536,245	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.67	7,260	$ 2.06	108,122	$ 1.74	65,109	$ -	-
Phoenix Investor’s Edge® Option 2	$ 2.60	102,044	$ 2.01	73,605	$ 1.69	130,770	$ 1.72	59,990
Phoenix Spectrum Edge® Option 1	$ 2.82	65,563	$ 2.26	143,292	$ 1.90	120,434	$ 1.94	14,262
Phoenix Spectrum Edge® Option 2	$ 2.75	139,529	$ 2.20	229,076	$ 1.85	320,919	$ 1.89	120,050
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.81	2,004	$ 1.84	1,846
Phoenix Spectrum Edge® + Option 1	$ 1.39	108,322	$ 1.59	131,510	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.36	166,847	$ 1.57	227,620	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 2.22	24,728	$ 1.69	27,994	$ 1.80	9,517
The Big Edge Choice®—NY	$ 3.01	133,643	$ 2.32	138,575	$ 1.93	486,517	$ 2.21	260,008
The Big Edge Plus®	$ 3.50	1,106,514	$ 9.73	851,318	$ 2.10	2,120,663	$ 10.66	2,703,633
The Phoenix Edge®—VA NY Option 1	$ 3.49	30,894	$ 2.42	71,278	$ 1.70	156,424	$ 2.07	30,199
The Phoenix Edge®—VA NY Option 2	$ 3.38	13,935	$ 2.24	67,757	$ 1.64	153,445	$ 1.92	106,968
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 20,058,016		$ 4,528,507		$ 25,322,496
Total assets	$ 20,058,016		$ 4,528,507		$ 25,322,496
Total net assets	$ 20,058,016		$ 4,528,507		$ 25,322,496
Net assets:
Accumulation units	$ 20,027,103		$ 4,526,729		$ 25,301,286
Contracts in payout (annuitization) period	$ 30,913		$ 1,778		$ 21,210
Total net assets	$ 20,058,016		$ 4,528,507		$ 25,322,496
Units outstanding	2,799,589		969,804		3,032,800
Investment shares held	903,514		277,482		1,223,309
Investments at cost	$ 14,505,478		$ 4,524,207		$ 21,092,823
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 8.28	37,022	$ 4.08	8,856	$ 9.89	36,462
Group Strategic Edge®	$ 8.41	10,432	$ 4.76	261	$ 9.32	25,217
Phoenix Dimensions® Option 1	$ 2.12	12,382	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 2.05	29,428	$ -	-	$ -	-
Phoenix Income Choice®	$ 2.97	106	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.31	6,295	$ -	-	$ 3.09	1,238
Phoenix Investor’s Edge® Option 2	$ 3.23	26,220	$ 2.84	13,762	$ 3.01	37,683
Phoenix Spectrum Edge® Option 1	$ 3.69	24,564	$ 3.26	15,740	$ 3.44	30,752
Phoenix Spectrum Edge® Option 2	$ 3.60	50,316	$ 3.17	7,051	$ 3.36	53,064
Phoenix Spectrum Edge® Option 3	$ 3.51	1,015	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.21	85,594	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.19	154,657	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 3.24	2,376	$ 3.24	4,107
The Big Edge Choice®—NY	$ 4.49	129,459	$ 4.84	11,296	$ 3.68	280,630
The Big Edge Plus®	$ 8.41	2,151,611	$ 4.76	892,603	$ 9.32	2,453,315
The Phoenix Edge®—VA NY Option 1	$ 2.83	47,633	$ 3.78	16,901	$ 3.79	82,010
The Phoenix Edge®—VA NY Option 2	$ 2.75	32,855	$ 3.50	958	$ 3.62	28,322
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:
Dividends	$ 12,548	$ 880	$ 13,479	$ 76,164
Expenses:
Mortality and expense fees	10,714	12,495	14,036	56,835
Administrative fees	561	463	138	1,417
Net investment income (loss)	1,273	(12,078)	(695)	17,912
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,807	10,176	(28,186)	31,113
Realized gain distributions	56,157	168,472	69,841	393,620
Realized gain (loss)	58,964	178,648	41,655	424,733
Change in unrealized appreciation (depreciation) during the year	(120,465)	(174,449)	(185,031)	(684,881)
Net increase (decrease) in net assets from operations	$ (60,228)	$ (7,879)	$ (144,071)	$ (242,236)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 3,992	$ 79,330	$ 109,970	$ 114,458
Expenses:
Mortality and expense fees	5,218	40,680	111,284	16,660
Administrative fees	16	2,467	6,690	364
Net investment income (loss)	(1,242)	36,183	(8,004)	97,434
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,830)	(15,738)	-	(31,856)
Realized gain distributions	28,329	-	-	-
Realized gain (loss)	26,499	(15,738)	-	(31,856)
Change in unrealized appreciation (depreciation) during the year	(64,799)	(52,298)	-	(124,667)
Net increase (decrease) in net assets from operations	$ (39,542)	$ (31,853)	$ (8,004)	$ (59,089)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 61,663	$ 3,606	$ 2,489	$ 44,399
Expenses:
Mortality and expense fees	128,686	43,785	20,566	22,388
Administrative fees	2,360	2,976	669	1,464
Net investment income (loss)	(69,383)	(43,155)	(18,746)	20,547
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	225,476	218,859	36,674	(5,415)
Realized gain distributions	898,923	188,594	251,458	11,697
Realized gain (loss)	1,124,399	407,453	288,132	6,282
Change in unrealized appreciation (depreciation) during the year	(1,757,341)	(33,675)	(273,150)	(64,413)
Net increase (decrease) in net assets from operations	$ (702,325)	$ 330,623	$ (3,764)	$ (37,584)

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 146,082	$ 137,191	$ -
Expenses:
Mortality and expense fees	1,126	40,263	74,010	1,270
Administrative fees	5	2,394	3,020	-
Net investment income (loss)	(1,131)	103,425	60,161	(1,270)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	949	16,668	28,629	14,080
Realized gain distributions	14,589	-	213,623	13,147
Realized gain (loss)	15,538	16,668	242,252	27,227
Change in unrealized appreciation (depreciation) during the year	(11,617)	(277,363)	(867,257)	(40,813)
Net increase (decrease) in net assets from operations	$ 2,790	$ (157,270)	$ (564,844)	$ (14,856)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 2,430	$ 9,237	$ 903
Expenses:
Mortality and expense fees	13,219	3,233	6,166	2,396
Administrative fees	719	254	25	57
Net investment income (loss)	(13,938)	(1,057)	3,046	(1,550)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	26,400	785	14,664	488
Realized gain distributions	66,990	17,405	20,524	25,005
Realized gain (loss)	93,390	18,190	35,188	25,493
Change in unrealized appreciation (depreciation) during the year	(121,404)	(45,166)	(88,757)	(46,365)
Net increase (decrease) in net assets from operations	$ (41,952)	$ (28,033)	$ (50,523)	$ (22,422)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 15	$ 25,705	$ 34,027	$ 6,516
Expenses:
Mortality and expense fees	1,046	7,921	31,582	13,311
Administrative fees	37	258	1,896	330
Net investment income (loss)	(1,068)	17,526	549	(7,125)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(109)	8,524	47,653	3,001
Realized gain distributions	8,609	13,362	196,922	31,153
Realized gain (loss)	8,500	21,886	244,575	34,154
Change in unrealized appreciation (depreciation) during the year	(19,602)	(71,189)	(472,106)	(190,740)
Net increase (decrease) in net assets from operations	$ (12,170)	$ (31,777)	$ (226,982)	$ (163,711)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,457	$ 33,455	$ 7,533	$ 33,385
Expenses:
Mortality and expense fees	3,826	25,526	6,073	22,190
Administrative fees	262	1,805	297	1,619
Net investment income (loss)	(631)	6,124	1,163	9,576
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	17,228	47,436	5,246	(1,842)
Realized gain distributions	20,376	150,501	42,511	61,207
Realized gain (loss)	37,604	197,937	47,757	59,365
Change in unrealized appreciation (depreciation) during the year	(63,313)	(344,533)	(92,308)	(161,016)
Net increase (decrease) in net assets from operations	$ (26,340)	$ (140,472)	$ (43,388)	$ (92,075)

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 5,460	$ -	$ -	$ 4,987
Expenses:
Mortality and expense fees	17,513	1,601	1,283	8,056
Administrative fees	1,539	32	3	84
Net investment income (loss)	(13,592)	(1,633)	(1,286)	(3,153)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,875	184	5,298	(5,757)
Realized gain distributions	131,882	9,933	7,304	46,514
Realized gain (loss)	134,757	10,117	12,602	40,757
Change in unrealized appreciation (depreciation) during the year	(227,394)	(17,338)	(15,088)	(127,099)
Net increase (decrease) in net assets from operations	$ (106,229)	$ (8,854)	$ (3,772)	$ (89,495)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 851	$ 15,176	$ 10,137	$ 82,767
Expenses:
Mortality and expense fees	18,122	9,979	5,067	41,485
Administrative fees	1,188	830	162	673
Net investment income (loss)	(18,459)	4,367	4,908	40,609
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	12,878	(187,135)	(949)	(6,154)
Realized gain distributions	185,714	-	-	42,348
Realized gain (loss)	198,592	(187,135)	(949)	36,194
Change in unrealized appreciation (depreciation) during the year	(328,601)	11,754	(18,874)	(143,702)
Net increase (decrease) in net assets from operations	$ (148,468)	$ (171,014)	$ (14,915)	$ (66,899)

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 1
Income:
Dividends	$ -	$ 10,963	$ 6,469	$ 210,684
Expenses:
Mortality and expense fees	272	13,087	9,150	92,644
Administrative fees	21	1,302	138	9,217
Net investment income (loss)	(293)	(3,426)	(2,819)	108,823
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(183)	(6,719)	53,136	247,071
Realized gain distributions	-	-	-	-
Realized gain (loss)	(183)	(6,719)	53,136	247,071
Change in unrealized appreciation (depreciation) during the year	903	(168,411)	(172,819)	(1,581,573)
Net increase (decrease) in net assets from operations	$ 427	$ (178,556)	$ (122,502)	$ (1,225,679)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$ 40,704	$ -	$ 634,862	$ 76,495
Expenses:
Mortality and expense fees	18,910	38,874	358,291	49,762
Administrative fees	467	3,868	35,647	2,448
Net investment income (loss)	21,327	(42,742)	240,924	24,285
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(20,808)	147,337	372,327	33,914
Realized gain distributions	-	-	2,357,211	323,967
Realized gain (loss)	(20,808)	147,337	2,729,538	357,881
Change in unrealized appreciation (depreciation) during the year	(260,165)	(78,649)	(7,327,766)	(965,650)
Net increase (decrease) in net assets from operations	$ (259,646)	$ 25,946	$ (4,357,304)	$ (583,484)

	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Income:
Dividends	$ 2,686	$ 20,573	$ 46,347	$ -
Expenses:
Mortality and expense fees	2,951	12,070	46,494	13,560
Administrative fees	6	974	3,784	588
Net investment income (loss)	(271)	7,529	(3,931)	(14,148)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	6,833	(14,649)	193,785	24,896
Realized gain distributions	64,006	-	1,898,356	123,412
Realized gain (loss)	70,839	(14,649)	2,092,141	148,308
Change in unrealized appreciation (depreciation) during the year	(87,348)	(26,936)	(2,393,579)	(225,160)
Net increase (decrease) in net assets from operations	$ (16,780)	$ (34,056)	$ (305,369)	$ (91,000)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 449,534	$ 103,890	$ -	$ -
Expenses:
Mortality and expense fees	199,383	82,863	854,704	140,829
Administrative fees	6,011	2,031	4,016	3,153
Net investment income (loss)	244,140	18,996	(858,720)	(143,982)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	144,101	(59,679)	2,721,407	279,625
Realized gain distributions	-	482,231	7,452,845	1,820,817
Realized gain (loss)	144,101	422,552	10,174,252	2,100,442
Change in unrealized appreciation (depreciation) during the year	(3,144,096)	(951,405)	(13,893,493)	(868,169)
Net increase (decrease) in net assets from operations	$ (2,755,855)	$ (509,857)	$ (4,577,961)	$ 1,088,291

	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$ 64,816	$ 490,376	$ 96,593	$ 560,161
Expenses:
Mortality and expense fees	93,130	159,975	133,710	517,750
Administrative fees	3,095	3,827	4,170	1,776
Net investment income (loss)	(31,409)	326,574	(41,287)	40,635
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(11,146)	(65,199)	(63,255)	71,974
Realized gain distributions	704,906	-	-	1,565,969
Realized gain (loss)	693,760	(65,199)	(63,255)	1,637,943
Change in unrealized appreciation (depreciation) during the year	(1,901,665)	(773,729)	(1,267,092)	(4,245,010)
Net increase (decrease) in net assets from operations	$ (1,239,314)	$ (512,354)	$ (1,371,634)	$ (2,566,432)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 511,551	$ 9,196	$ 28,093
Expenses:
Mortality and expense fees	314,408	69,119	374,643
Administrative fees	2,439	389	2,747
Net investment income (loss)	194,704	(60,312)	(349,297)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	346,093	36,245	273,787
Realized gain distributions	2,859,023	606,661	6,809,646
Realized gain (loss)	3,205,116	642,906	7,083,433
Change in unrealized appreciation (depreciation) during the year	(8,082,879)	(1,277,719)	(7,168,291)
Net increase (decrease) in net assets from operations	$ (4,683,059)	$ (695,125)	$ (434,155)
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,273	$ 4,132	$ (12,078)	$ (10,320)
Realized gains (losses)	58,964	(7,946)	178,648	137,866
Unrealized appreciation (depreciation) during the year	(120,465)	136,728	(174,449)	128,607
Net increase (decrease) in net assets from operations	(60,228)	132,914	(7,879)	256,153
Contract transactions:
Payments received from contract owners	2,003	1,666	4,968	4,931
Transfers between Investment Options (including Guaranteed Interest Account), net	(941)	(101,786)	(1,477)	(14,837)
Transfers for contract benefits and terminations	(263,582)	(118,202)	(48,235)	(163,603)
Contract maintenance charges	(4,649)	(4,398)	(403)	(456)
Adjustments to net assets allocated to contracts in payout period	(600)	(563)	(250)	(243)
Net increase (decrease) in net assets resulting from contract transactions	(267,769)	(223,283)	(45,397)	(174,208)
Total increase (decrease) in net assets	(327,997)	(90,369)	(53,276)	81,945
Net assets at beginning of period	949,472	1,039,841	1,003,597	921,652
Net assets at end of period	$ 621,475	$ 949,472	$ 950,321	$ 1,003,597

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (695)	$ (4,458)	$ 17,912	$ 22,508
Realized gains (losses)	41,655	41,284	424,733	329,826
Unrealized appreciation (depreciation) during the year	(185,031)	88,639	(684,881)	403,533
Net increase (decrease) in net assets from operations	(144,071)	125,465	(242,236)	755,867
Contract transactions:
Payments received from contract owners	56,521	5,972	50,817	7,762
Transfers between Investment Options (including Guaranteed Interest Account), net	139,785	263,382	39,977	454,191
Transfers for contract benefits and terminations	(63,380)	(16,802)	(298,693)	(333,437)
Contract maintenance charges	(648)	(488)	(2,238)	(2,292)
Adjustments to net assets allocated to contracts in payout period	-	-	(409)	-
Net increase (decrease) in net assets resulting from contract transactions	132,278	252,064	(210,546)	126,224
Total increase (decrease) in net assets	(11,793)	377,529	(452,782)	882,091
Net assets at beginning of period	1,037,822	660,293	4,528,407	3,646,316
Net assets at end of period	$ 1,026,029	$ 1,037,822	$ 4,075,625	$ 4,528,407
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,242)	$ (1,089)	$ 36,183	$ 50,923
Realized gains (losses)	26,499	17,226	(15,738)	(53,972)
Unrealized appreciation (depreciation) during the year	(64,799)	28,715	(52,298)	34,112
Net increase (decrease) in net assets from operations	(39,542)	44,852	(31,853)	31,063
Contract transactions:
Payments received from contract owners	-	300,000	59,612	26,647
Transfers between Investment Options (including Guaranteed Interest Account), net	23,816	(197,827)	69,221	(42,129)
Transfers for contract benefits and terminations	(89,423)	(3,985)	(285,615)	(1,229,842)
Contract maintenance charges	(49)	(93)	(6,526)	(6,537)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,953)	(3,225)
Net increase (decrease) in net assets resulting from contract transactions	(65,656)	98,095	(166,261)	(1,255,086)
Total increase (decrease) in net assets	(105,198)	142,947	(198,114)	(1,224,023)
Net assets at beginning of period	399,037	256,090	3,418,075	4,642,098
Net assets at end of period	$ 293,839	$ 399,037	$ 3,219,961	$ 3,418,075

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,004)	$ (102,015)	$ 97,434	$ 87,997
Realized gains (losses)	-	-	(31,856)	(18,824)
Unrealized appreciation (depreciation) during the year	-	-	(124,667)	16,868
Net increase (decrease) in net assets from operations	(8,004)	(102,015)	(59,089)	86,041
Contract transactions:
Payments received from contract owners	119,758	277,774	7,521	7,896
Transfers between Investment Options (including Guaranteed Interest Account), net	955,451	92,403	(80,046)	37,201
Transfers for contract benefits and terminations	(2,062,943)	(1,863,891)	(133,261)	(225,042)
Contract maintenance charges	(18,536)	(20,581)	(737)	(780)
Adjustments to net assets allocated to contracts in payout period	(9,257)	568	(1,310)	(1,481)
Net increase (decrease) in net assets resulting from contract transactions	(1,015,527)	(1,513,727)	(207,833)	(182,206)
Total increase (decrease) in net assets	(1,023,531)	(1,615,742)	(266,922)	(96,165)
Net assets at beginning of period	9,522,669	11,138,411	1,495,685	1,591,850
Net assets at end of period	$ 8,499,138	$ 9,522,669	$ 1,228,763	$ 1,495,685
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (69,383)	$ (37,697)	$ (43,155)	$ (36,366)
Realized gains (losses)	1,124,399	952,274	407,453	604,368
Unrealized appreciation (depreciation) during the year	(1,757,341)	1,037,529	(33,675)	336,261
Net increase (decrease) in net assets from operations	(702,325)	1,952,106	330,623	904,263
Contract transactions:
Payments received from contract owners	51,612	53,754	28,782	39,953
Transfers between Investment Options (including Guaranteed Interest Account), net	(142,321)	(256,293)	(137,344)	(229,388)
Transfers for contract benefits and terminations	(1,005,648)	(1,377,754)	(280,692)	(563,435)
Contract maintenance charges	(4,631)	(4,783)	(13,448)	(14,950)
Adjustments to net assets allocated to contracts in payout period	(1,091)	2,505	(407)	(32)
Net increase (decrease) in net assets resulting from contract transactions	(1,102,079)	(1,582,571)	(403,109)	(767,852)
Total increase (decrease) in net assets	(1,804,404)	369,535	(72,486)	136,411
Net assets at beginning of period	10,710,380	10,340,845	3,166,462	3,030,051
Net assets at end of period	$ 8,905,976	$ 10,710,380	$ 3,093,976	$ 3,166,462

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,746)	$ (19,410)	$ 20,547	$ 19,734
Realized gains (losses)	288,132	199,139	6,282	13,344
Unrealized appreciation (depreciation) during the year	(273,150)	290,621	(64,413)	30,013
Net increase (decrease) in net assets from operations	(3,764)	470,350	(37,584)	63,091
Contract transactions:
Payments received from contract owners	8,278	6,169	5,150	46,024
Transfers between Investment Options (including Guaranteed Interest Account), net	(231,595)	61,221	(3,915)	(170,003)
Transfers for contract benefits and terminations	(107,753)	(195,911)	(158,627)	(222,930)
Contract maintenance charges	(1,616)	(2,015)	(7,870)	(10,082)
Adjustments to net assets allocated to contracts in payout period	(154)	(220)	(1,546)	(1,242)
Net increase (decrease) in net assets resulting from contract transactions	(332,840)	(130,756)	(166,808)	(358,233)
Total increase (decrease) in net assets	(336,604)	339,594	(204,392)	(295,142)
Net assets at beginning of period	1,742,726	1,403,132	2,037,443	2,332,585
Net assets at end of period	$ 1,406,122	$ 1,742,726	$ 1,833,051	$ 2,037,443
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,131)	$ (1,009)	$ 103,425	$ 95,958
Realized gains (losses)	15,538	(3,978)	16,668	(36,660)
Unrealized appreciation (depreciation) during the year	(11,617)	23,687	(277,363)	209,807
Net increase (decrease) in net assets from operations	2,790	18,700	(157,270)	269,105
Contract transactions:
Payments received from contract owners	-	-	11,101	4,748
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,836)	3,507	(156,765)	21,822
Transfers for contract benefits and terminations	(1,059)	(29,675)	(420,118)	(737,053)
Contract maintenance charges	(15)	(37)	(15,342)	(17,610)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(5,910)	(26,205)	(581,124)	(728,093)
Total increase (decrease) in net assets	(3,120)	(7,505)	(738,394)	(458,988)
Net assets at beginning of period	79,123	86,628	3,225,415	3,684,403
Net assets at end of period	$ 76,003	$ 79,123	$ 2,487,021	$ 3,225,415

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 60,161	$ 55,070	$ (1,270)	$ (1,070)
Realized gains (losses)	242,252	346,382	27,227	580
Unrealized appreciation (depreciation) during the year	(867,257)	22,783	(40,813)	16,040
Net increase (decrease) in net assets from operations	(564,844)	424,235	(14,856)	15,550
Contract transactions:
Payments received from contract owners	50,498	27,980	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(77,631)	152,371	(28,818)	-
Transfers for contract benefits and terminations	(504,767)	(979,968)	(48)	(241)
Contract maintenance charges	(16,012)	(18,103)	(23)	(29)
Adjustments to net assets allocated to contracts in payout period	(50)	(148)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(547,962)	(817,868)	(28,889)	(270)
Total increase (decrease) in net assets	(1,112,806)	(393,633)	(43,745)	15,280
Net assets at beginning of period	6,069,747	6,463,380	131,258	115,978
Net assets at end of period	$ 4,956,941	$ 6,069,747	$ 87,513	$ 131,258
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (13,938)	$ (12,874)	$ (1,057)	$ (616)
Realized gains (losses)	93,390	124,994	18,190	15,019
Unrealized appreciation (depreciation) during the year	(121,404)	129,476	(45,166)	15,294
Net increase (decrease) in net assets from operations	(41,952)	241,596	(28,033)	29,697
Contract transactions:
Payments received from contract owners	11,201	1,944	3,524	3,106
Transfers between Investment Options (including Guaranteed Interest Account), net	(45,245)	(14,542)	257	(1,858)
Transfers for contract benefits and terminations	(76,523)	(158,561)	(14,149)	(10,230)
Contract maintenance charges	(1,764)	(1,840)	(451)	(450)
Adjustments to net assets allocated to contracts in payout period	(230)	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(112,561)	(172,999)	(10,819)	(9,432)
Total increase (decrease) in net assets	(154,513)	68,597	(38,852)	20,265
Net assets at beginning of period	1,055,815	987,218	277,888	257,623
Net assets at end of period	$ 901,302	$ 1,055,815	$ 239,036	$ 277,888

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,046	$ 806	$ (1,550)	$ (2,313)
Realized gains (losses)	35,188	23,006	25,493	8,765
Unrealized appreciation (depreciation) during the year	(88,757)	29,307	(46,365)	26,527
Net increase (decrease) in net assets from operations	(50,523)	53,119	(22,422)	32,979
Contract transactions:
Payments received from contract owners	-	400	240	245
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,764)	49,118	1,389	1,809
Transfers for contract benefits and terminations	(69,205)	(198,609)	(7,171)	(203,402)
Contract maintenance charges	(262)	(455)	(75)	(153)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(71,231)	(149,546)	(5,617)	(201,501)
Total increase (decrease) in net assets	(121,754)	(96,427)	(28,039)	(168,522)
Net assets at beginning of period	538,786	635,213	184,136	352,658
Net assets at end of period	$ 417,032	$ 538,786	$ 156,097	$ 184,136
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,068)	$ (764)	$ 17,526	$ 20,773
Realized gains (losses)	8,500	1,426	21,886	18,829
Unrealized appreciation (depreciation) during the year	(19,602)	9,374	(71,189)	24,481
Net increase (decrease) in net assets from operations	(12,170)	10,036	(31,777)	64,083
Contract transactions:
Payments received from contract owners	-	-	3,345	3,302
Transfers between Investment Options (including Guaranteed Interest Account), net	85	(20,903)	(66,294)	(8,108)
Transfers for contract benefits and terminations	(1,407)	(1,809)	(129,930)	(233,110)
Contract maintenance charges	(35)	(41)	(1,408)	(821)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,357)	(22,753)	(194,287)	(238,737)
Total increase (decrease) in net assets	(13,527)	(12,717)	(226,064)	(174,654)
Net assets at beginning of period	86,023	98,740	768,748	943,402
Net assets at end of period	$ 72,496	$ 86,023	$ 542,684	$ 768,748

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 549	$ (113)	$ (7,125)	$ (8,303)
Realized gains (losses)	244,575	383,605	34,154	165,409
Unrealized appreciation (depreciation) during the year	(472,106)	(71,592)	(190,740)	(90,086)
Net increase (decrease) in net assets from operations	(226,982)	311,900	(163,711)	67,020
Contract transactions:
Payments received from contract owners	20,602	11,108	3,086	3,088
Transfers between Investment Options (including Guaranteed Interest Account), net	(135,373)	(82,111)	(61,941)	(71,682)
Transfers for contract benefits and terminations	(266,796)	(331,714)	(93,395)	(144,075)
Contract maintenance charges	(5,074)	(6,537)	(377)	(471)
Adjustments to net assets allocated to contracts in payout period	(663)	(361)	(88)	(88)
Net increase (decrease) in net assets resulting from contract transactions	(387,304)	(409,615)	(152,715)	(213,228)
Total increase (decrease) in net assets	(614,286)	(97,715)	(316,426)	(146,208)
Net assets at beginning of period	2,801,359	2,899,074	1,131,254	1,277,462
Net assets at end of period	$ 2,187,073	$ 2,801,359	$ 814,828	$ 1,131,254
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (631)	$ (1,357)	$ 6,124	$ 4,141
Realized gains (losses)	37,604	32,263	197,937	139,361
Unrealized appreciation (depreciation) during the year	(63,313)	16,118	(344,533)	92,035
Net increase (decrease) in net assets from operations	(26,340)	47,024	(140,472)	235,537
Contract transactions:
Payments received from contract owners	-	-	6,796	7,859
Transfers between Investment Options (including Guaranteed Interest Account), net	51,916	283	159,831	-
Transfers for contract benefits and terminations	(62,662)	(62,475)	(521,057)	(139,684)
Contract maintenance charges	(2,887)	(3,259)	(11,811)	(12,806)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,206)	(3,006)
Net increase (decrease) in net assets resulting from contract transactions	(13,633)	(65,451)	(369,447)	(147,637)
Total increase (decrease) in net assets	(39,973)	(18,427)	(509,919)	87,900
Net assets at beginning of period	270,160	288,587	2,161,083	2,073,183
Net assets at end of period	$ 230,187	$ 270,160	$ 1,651,164	$ 2,161,083

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,163	$ (301)	$ 9,576	$ 5,318
Realized gains (losses)	47,757	38,457	59,365	106,862
Unrealized appreciation (depreciation) during the year	(92,308)	34,383	(161,016)	54,899
Net increase (decrease) in net assets from operations	(43,388)	72,539	(92,075)	167,079
Contract transactions:
Payments received from contract owners	7,190	5,924	26,513	2,149
Transfers between Investment Options (including Guaranteed Interest Account), net	(17)	7,187	(201,898)	(185,101)
Transfers for contract benefits and terminations	(40,846)	(64,128)	(141,484)	(125,814)
Contract maintenance charges	(1,856)	(1,467)	(14,701)	(12,904)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,463)	(1,604)
Net increase (decrease) in net assets resulting from contract transactions	(35,529)	(52,484)	(333,033)	(323,274)
Total increase (decrease) in net assets	(78,917)	20,055	(425,108)	(156,195)
Net assets at beginning of period	496,432	476,377	1,901,290	2,057,485
Net assets at end of period	$ 417,515	$ 496,432	$ 1,476,182	$ 1,901,290
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (13,592)	$ (16,072)	$ (1,633)	$ (1,429)
Realized gains (losses)	134,757	203,427	10,117	4,047
Unrealized appreciation (depreciation) during the year	(227,394)	125,155	(17,338)	21,045
Net increase (decrease) in net assets from operations	(106,229)	312,510	(8,854)	23,663
Contract transactions:
Payments received from contract owners	7,947	20,533	8,899	9,315
Transfers between Investment Options (including Guaranteed Interest Account), net	(82,373)	(82,300)	(34,214)	(6,160)
Transfers for contract benefits and terminations	(142,788)	(228,181)	(9,338)	(5,343)
Contract maintenance charges	(8,835)	(9,800)	(35)	(31)
Adjustments to net assets allocated to contracts in payout period	(19)	(16)	30	(27)
Net increase (decrease) in net assets resulting from contract transactions	(226,068)	(299,764)	(34,658)	(2,246)
Total increase (decrease) in net assets	(332,297)	12,746	(43,512)	21,417
Net assets at beginning of period	1,496,942	1,484,196	127,414	105,997
Net assets at end of period	$ 1,164,645	$ 1,496,942	$ 83,902	$ 127,414

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,286)	$ (1,368)	$ (3,153)	$ (3,211)
Realized gains (losses)	12,602	11,324	40,757	7,301
Unrealized appreciation (depreciation) during the year	(15,088)	14,660	(127,099)	172,733
Net increase (decrease) in net assets from operations	(3,772)	24,616	(89,495)	176,823
Contract transactions:
Payments received from contract owners	64	688	3,600	2,954
Transfers between Investment Options (including Guaranteed Interest Account), net	(25,510)	6,151	24,673	(9,879)
Transfers for contract benefits and terminations	(15,769)	(2,938)	(69,707)	(105,434)
Contract maintenance charges	(141)	(68)	(210)	(318)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(41,356)	3,833	(41,644)	(112,677)
Total increase (decrease) in net assets	(45,128)	28,449	(131,139)	64,146
Net assets at beginning of period	128,624	100,175	635,469	571,323
Net assets at end of period	$ 83,496	$ 128,624	$ 504,330	$ 635,469
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,459)	$ (10,285)	$ 4,367	$ 77,306
Realized gains (losses)	198,592	135,393	(187,135)	(139,541)
Unrealized appreciation (depreciation) during the year	(328,601)	54,741	11,754	62,284
Net increase (decrease) in net assets from operations	(148,468)	179,849	(171,014)	49
Contract transactions:
Payments received from contract owners	12,287	24,703	2,866	11,541
Transfers between Investment Options (including Guaranteed Interest Account), net	(61,668)	(52,078)	485,053	9,691
Transfers for contract benefits and terminations	(120,207)	(213,216)	(518,184)	(182,899)
Contract maintenance charges	(5,810)	(6,274)	(4,990)	(5,363)
Adjustments to net assets allocated to contracts in payout period	(12)	(10)	(4)	(3)
Net increase (decrease) in net assets resulting from contract transactions	(175,410)	(246,875)	(35,259)	(167,033)
Total increase (decrease) in net assets	(323,878)	(67,026)	(206,273)	(166,984)
Net assets at beginning of period	1,504,707	1,571,733	786,980	953,964
Net assets at end of period	$ 1,180,829	$ 1,504,707	$ 580,707	$ 786,980

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,908	$ 4,627	$ 40,609	$ 23,799
Realized gains (losses)	(949)	(463)	36,194	3,940
Unrealized appreciation (depreciation) during the year	(18,874)	5,807	(143,702)	92,357
Net increase (decrease) in net assets from operations	(14,915)	9,971	(66,899)	120,096
Contract transactions:
Payments received from contract owners	4,157	13,885	48,337	13,088
Transfers between Investment Options (including Guaranteed Interest Account), net	(9,996)	15,308	130,167	167,891
Transfers for contract benefits and terminations	(39,450)	(29,500)	(520,194)	(245,848)
Contract maintenance charges	(191)	(383)	(1,770)	(2,591)
Adjustments to net assets allocated to contracts in payout period	(1,218)	(1,190)	(690)	(235)
Net increase (decrease) in net assets resulting from contract transactions	(46,698)	(1,880)	(344,150)	(67,695)
Total increase (decrease) in net assets	(61,613)	8,091	(411,049)	52,401
Net assets at beginning of period	450,658	442,567	3,542,660	3,490,259
Net assets at end of period	$ 389,045	$ 450,658	$ 3,131,611	$ 3,542,660
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (293)	$ (319)	$ (3,426)	$ (1,987)
Realized gains (losses)	(183)	(14,276)	(6,719)	(30,103)
Unrealized appreciation (depreciation) during the year	903	12,405	(168,411)	412,690
Net increase (decrease) in net assets from operations	427	(2,190)	(178,556)	380,600
Contract transactions:
Payments received from contract owners	-	-	4,771	4,663
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,174)	1,258	(68,238)	(110,577)
Transfers for contract benefits and terminations	-	(5,791)	(29,391)	(238,830)
Contract maintenance charges	(70)	(70)	(379)	(457)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,223)	(829)
Net increase (decrease) in net assets resulting from contract transactions	(1,244)	(4,603)	(94,460)	(346,030)
Total increase (decrease) in net assets	(817)	(6,793)	(273,016)	34,570
Net assets at beginning of period	16,657	23,450	1,133,681	1,099,111
Net assets at end of period	$ 15,840	$ 16,657	$ 860,665	$ 1,133,681

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,819)	$ (2,130)	$ 108,823	$ 112,650
Realized gains (losses)	53,136	49,187	247,071	339,584
Unrealized appreciation (depreciation) during the year	(172,819)	284,459	(1,581,573)	720,539
Net increase (decrease) in net assets from operations	(122,502)	331,516	(1,225,679)	1,172,773
Contract transactions:
Payments received from contract owners	35,700	16,831	15,063	42,383
Transfers between Investment Options (including Guaranteed Interest Account), net	(271,030)	136,869	(174,921)	(137,212)
Transfers for contract benefits and terminations	(30,369)	(93,952)	(753,688)	(1,057,157)
Contract maintenance charges	(2,505)	(545)	(3,896)	(3,869)
Adjustments to net assets allocated to contracts in payout period	-	7	2,185	(2,571)
Net increase (decrease) in net assets resulting from contract transactions	(268,204)	59,210	(915,257)	(1,158,426)
Total increase (decrease) in net assets	(390,706)	390,726	(2,140,936)	14,347
Net assets at beginning of period	1,041,698	650,972	8,139,859	8,125,512
Net assets at end of period	$ 650,992	$ 1,041,698	$ 5,998,923	$ 8,139,859
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 21,327	$ 20,629	$ (42,742)	$ (49,358)
Realized gains (losses)	(20,808)	(9,254)	147,337	330,321
Unrealized appreciation (depreciation) during the year	(260,165)	211,281	(78,649)	(237,765)
Net increase (decrease) in net assets from operations	(259,646)	222,656	25,946	43,198
Contract transactions:
Payments received from contract owners	6,222	5,110	36,345	76,551
Transfers between Investment Options (including Guaranteed Interest Account), net	(13,595)	(17,229)	(99,880)	(41,894)
Transfers for contract benefits and terminations	(92,281)	(52,052)	(337,386)	(864,226)
Contract maintenance charges	(1,053)	(1,099)	(1,358)	(1,754)
Adjustments to net assets allocated to contracts in payout period	2,153	(1,188)	8,140	6,431
Net increase (decrease) in net assets resulting from contract transactions	(98,554)	(66,458)	(394,139)	(824,892)
Total increase (decrease) in net assets	(358,200)	156,198	(368,193)	(781,694)
Net assets at beginning of period	1,640,177	1,483,979	3,284,916	4,066,610
Net assets at end of period	$ 1,281,977	$ 1,640,177	$ 2,916,723	$ 3,284,916

	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 240,924	$ 143,244	$ 24,285	$ 11,344
Realized gains (losses)	2,729,538	518,251	357,881	55,272
Unrealized appreciation (depreciation) during the year	(7,327,766)	4,184,020	(965,650)	617,028
Net increase (decrease) in net assets from operations	(4,357,304)	4,845,515	(583,484)	683,644
Contract transactions:
Payments received from contract owners	90,522	384,158	22,269	16,601
Transfers between Investment Options (including Guaranteed Interest Account), net	(714,177)	(398,586)	337	(224,072)
Transfers for contract benefits and terminations	(3,208,172)	(3,209,151)	(515,466)	(942,837)
Contract maintenance charges	(15,336)	(18,290)	(16,223)	(17,211)
Adjustments to net assets allocated to contracts in payout period	(4,696)	(1,234)	758	(3,540)
Net increase (decrease) in net assets resulting from contract transactions	(3,851,859)	(3,243,103)	(508,325)	(1,171,059)
Total increase (decrease) in net assets	(8,209,163)	1,602,412	(1,091,809)	(487,415)
Net assets at beginning of period	31,123,505	29,521,093	4,117,831	4,605,246
Net assets at end of period	$ 22,914,342	$ 31,123,505	$ 3,026,022	$ 4,117,831
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (271)	$ (3,070)	$ 7,529	$ (14,774)
Realized gains (losses)	70,839	4,098	(14,649)	(3,376)
Unrealized appreciation (depreciation) during the year	(87,348)	30,196	(26,936)	43,612
Net increase (decrease) in net assets from operations	(16,780)	31,224	(34,056)	25,462
Contract transactions:
Payments received from contract owners	900	900	3,320	40,803
Transfers between Investment Options (including Guaranteed Interest Account), net	31,671	20,565	5,281	(1,859)
Transfers for contract benefits and terminations	(84,534)	(1,692)	(196,288)	(135,499)
Contract maintenance charges	(232)	(232)	(6,606)	(7,810)
Adjustments to net assets allocated to contracts in payout period	-	-	(9)	(8)
Net increase (decrease) in net assets resulting from contract transactions	(52,195)	19,541	(194,302)	(104,373)
Total increase (decrease) in net assets	(68,975)	50,765	(228,358)	(78,911)
Net assets at beginning of period	291,425	240,660	1,072,032	1,150,943
Net assets at end of period	$ 222,450	$ 291,425	$ 843,674	$ 1,072,032

	TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,931)	$ (52,698)	$ (14,148)	$ (13,270)
Realized gains (losses)	2,092,141	143,922	148,308	64,229
Unrealized appreciation (depreciation) during the year	(2,393,579)	630,820	(225,160)	123,971
Net increase (decrease) in net assets from operations	(305,369)	722,044	(91,000)	174,930
Contract transactions:
Payments received from contract owners	15,664	77,432	23,636	14,623
Transfers between Investment Options (including Guaranteed Interest Account), net	(197,768)	(83,652)	(16,105)	(147,622)
Transfers for contract benefits and terminations	(388,263)	(567,243)	(56,981)	(218,329)
Contract maintenance charges	(22,491)	(23,752)	(3,087)	(3,208)
Adjustments to net assets allocated to contracts in payout period	(68)	(55)	(75)	(63)
Net increase (decrease) in net assets resulting from contract transactions	(592,926)	(597,270)	(52,612)	(354,599)
Total increase (decrease) in net assets	(898,295)	124,774	(143,612)	(179,669)
Net assets at beginning of period	4,001,714	3,876,940	1,064,417	1,244,086
Net assets at end of period	$ 3,103,419	$ 4,001,714	$ 920,805	$ 1,064,417

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 244,140	$ 47,625	$ 18,996	$ 9,547
Realized gains (losses)	144,101	188,722	422,552	713,050
Unrealized appreciation (depreciation) during the year	(3,144,096)	2,021,698	(951,405)	(381,854)
Net increase (decrease) in net assets from operations	(2,755,855)	2,258,045	(509,857)	340,743
Contract transactions:
Payments received from contract owners	176,073	96,242	44,895	29,330
Transfers between Investment Options (including Guaranteed Interest Account), net	(52,110)	(13,779)	(524,968)	(192,797)
Transfers for contract benefits and terminations	(1,692,599)	(1,692,614)	(441,962)	(873,124)
Contract maintenance charges	(28,254)	(31,328)	(8,259)	(9,582)
Adjustments to net assets allocated to contracts in payout period	(1,018)	19,386	(1,956)	(703)
Net increase (decrease) in net assets resulting from contract transactions	(1,597,908)	(1,622,093)	(932,250)	(1,046,876)
Total increase (decrease) in net assets	(4,353,763)	635,952	(1,442,107)	(706,133)
Net assets at beginning of period	17,040,342	16,404,390	7,311,224	8,017,357
Net assets at end of period	$ 12,686,579	$ 17,040,342	$ 5,869,117	$ 7,311,224

	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (858,720)	$ (795,044)	$ (143,982)	$ (114,255)
Realized gains (losses)	10,174,252	6,188,402	2,100,442	944,005
Unrealized appreciation (depreciation) during the year	(13,893,493)	13,237,834	(868,169)	2,175,687
Net increase (decrease) in net assets from operations	(4,577,961)	18,631,192	1,088,291	3,005,437
Contract transactions:
Payments received from contract owners	245,785	302,256	94,165	32,019
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,317,703)	(1,481,320)	(360,255)	(478,914)
Transfers for contract benefits and terminations	(6,176,383)	(5,924,662)	(919,413)	(990,206)
Contract maintenance charges	(52,421)	(58,910)	(4,903)	(4,943)
Adjustments to net assets allocated to contracts in payout period	(3,089)	15,021	(4,794)	2,012
Net increase (decrease) in net assets resulting from contract transactions	(8,303,811)	(7,147,615)	(1,195,200)	(1,440,032)
Total increase (decrease) in net assets	(12,881,772)	11,483,577	(106,909)	1,565,405
Net assets at beginning of period	68,661,002	57,177,425	10,050,401	8,484,996
Net assets at end of period	$ 55,779,230	$ 68,661,002	$ 9,943,492	$ 10,050,401
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (31,409)	$ (48,908)	$ 326,574	$ 432,897
Realized gains (losses)	693,760	1,153,533	(65,199)	28,801
Unrealized appreciation (depreciation) during the year	(1,901,665)	224,784	(773,729)	327,563
Net increase (decrease) in net assets from operations	(1,239,314)	1,329,409	(512,354)	789,261
Contract transactions:
Payments received from contract owners	28,894	44,096	86,695	119,851
Transfers between Investment Options (including Guaranteed Interest Account), net	(382,254)	(527,978)	(345,758)	111,564
Transfers for contract benefits and terminations	(484,788)	(876,882)	(1,336,734)	(2,330,790)
Contract maintenance charges	(9,784)	(10,835)	(16,875)	(19,012)
Adjustments to net assets allocated to contracts in payout period	(3,656)	592	4,896	19,483
Net increase (decrease) in net assets resulting from contract transactions	(851,588)	(1,371,007)	(1,607,776)	(2,098,904)
Total increase (decrease) in net assets	(2,090,902)	(41,598)	(2,120,130)	(1,309,643)
Net assets at beginning of period	8,047,883	8,089,481	13,938,528	15,248,171
Net assets at end of period	$ 5,956,981	$ 8,047,883	$ 11,818,398	$ 13,938,528

	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (41,287)	$ 16,280	$ 40,635	$ 287,949
Realized gains (losses)	(63,255)	2,032,232	1,637,943	709,105
Unrealized appreciation (depreciation) during the year	(1,267,092)	40,544	(4,245,010)	6,252,169
Net increase (decrease) in net assets from operations	(1,371,634)	2,089,056	(2,566,432)	7,249,223
Contract transactions:
Payments received from contract owners	124,512	183,663	115,622	390,917
Transfers between Investment Options (including Guaranteed Interest Account), net	(410,406)	(241,098)	(1,482,860)	(1,551,226)
Transfers for contract benefits and terminations	(1,598,440)	(1,734,611)	(4,760,598)	(5,057,177)
Contract maintenance charges	(4,939)	(5,196)	(24,204)	(28,212)
Adjustments to net assets allocated to contracts in payout period	229,361	(7,866)	719	(10,065)
Net increase (decrease) in net assets resulting from contract transactions	(1,659,912)	(1,805,108)	(6,151,321)	(6,255,763)
Total increase (decrease) in net assets	(3,031,546)	283,948	(8,717,753)	993,460
Net assets at beginning of period	11,134,719	10,850,771	44,851,577	43,858,117
Net assets at end of period	$ 8,103,173	$ 11,134,719	$ 36,133,824	$ 44,851,577
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Wanger International		Wanger Select
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 194,704	$ (11,675)	$ (60,312)	$ (55,000)
Realized gains (losses)	3,205,116	565,883	642,906	743,340
Unrealized appreciation (depreciation) during the year	(8,082,879)	6,143,378	(1,277,719)	471,393
Net increase (decrease) in net assets from operations	(4,683,059)	6,697,586	(695,125)	1,159,733
Contract transactions:
Payments received from contract owners	59,265	55,006	8,417	11,494
Transfers between Investment Options (including Guaranteed Interest Account), net	(692,470)	(563,914)	(163,178)	(122,063)
Transfers for contract benefits and terminations	(1,584,341)	(1,627,632)	(167,600)	(407,011)
Contract maintenance charges	(10,089)	(11,944)	(710)	(782)
Adjustments to net assets allocated to contracts in payout period	(1,505)	1,260	262	1,647
Net increase (decrease) in net assets resulting from contract transactions	(2,229,140)	(2,147,224)	(322,809)	(516,715)
Total increase (decrease) in net assets	(6,912,199)	4,550,362	(1,017,934)	643,018
Net assets at beginning of period	26,970,215	22,419,853	5,546,441	4,903,423
Net assets at end of period	$ 20,058,016	$ 26,970,215	$ 4,528,507	$ 5,546,441

	Wanger USA
	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (349,297)	$ (346,927)
Realized gains (losses)	7,083,433	4,579,809
Unrealized appreciation (depreciation) during the year	(7,168,291)	360,752
Net increase (decrease) in net assets from operations	(434,155)	4,593,634
Contract transactions:
Payments received from contract owners	90,560	46,019
Transfers between Investment Options (including Guaranteed Interest Account), net	(662,139)	(554,049)
Transfers for contract benefits and terminations	(2,510,917)	(1,788,845)
Contract maintenance charges	(9,294)	(9,610)
Adjustments to net assets allocated to contracts in payout period	(1,725)	(469)
Net increase (decrease) in net assets resulting from contract transactions	(3,093,515)	(2,306,954)
Total increase (decrease) in net assets	(3,527,670)	2,286,680
Net assets at beginning of period	28,850,166	26,563,486
Net assets at end of period	$ 25,322,496	$ 28,850,166
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.
NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Accumulation Account, changed its name effective December 6, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 60 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 1
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the variable annuity account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to NNY.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NNY will periodically review the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires NNY management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 69,478	$ 279,816
Alger Capital Appreciation Portfolio – Class I-2 Shares	172,329	61,332
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	295,608	94,185
DWS Equity 500 Index VIP – Class A	696,890	495,904
DWS Small Cap Index VIP – Class A	99,554	138,123
Federated Fund for U.S. Government Securities II	262,842	392,920
Federated Government Money Fund II - Service Shares	1,526,068	2,549,600
Federated High Income Bond Fund II – Primary Shares	129,866	240,264
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,125,332	1,397,873
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	876,135	1,133,804
Fidelity ® VIP Growth Portfolio – Service Class	401,842	501,970
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	251,088	385,652
Franklin Flex Cap Growth VIP Fund – Class 2	28,655	21,107
Franklin Income VIP Fund – Class 2	254,137	731,836
Franklin Mutual Shares VIP Fund – Class 2	541,646	815,824
Guggenheim VT Long Short Equity Fund	13,144	30,157
Invesco V.I. American Franchise Fund – Series I Shares	85,668	145,177
Invesco V.I. Core Equity Fund – Series I Shares	24,108	18,579
Invesco V.I. Equity and Income Fund – Series II Shares	29,758	77,418
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	27,793	9,956
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	10,457	4,272
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	42,026	205,425
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	256,959	446,793
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	56,152	184,839
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	81,105	74,993
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	342,803	555,625
Morningstar Growth ETF Asset Allocation Portfolio – Class II	56,425	48,281
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	119,801	382,051
Neuberger Berman AMT Guardian Portfolio – S Class	140,678	248,456
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	18,591	44,949
Oppenheimer Capital Appreciation Fund/VA – Service Shares	7,353	42,690
Oppenheimer Global Fund/VA – Service Shares	106,345	104,628
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	198,500	206,655
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	546,646	577,538
PIMCO Real Return Portfolio – Advisor Class	13,698	55,489
PIMCO Total Return Portfolio – Advisor Class	579,413	840,606
Rydex VT Inverse Government Long Bond Strategy Fund	535	2,073
Templeton Developing Markets VIP Fund – Class 1	113,791	211,677
Templeton Developing Markets VIP Fund – Class 2	60,293	331,317
Templeton Foreign VIP Fund – Class 1	304,387	1,110,821
Templeton Foreign VIP Fund – Class 2	66,627	143,854
Templeton Global Bond VIP Fund – Class 1	29,835	466,716
Templeton Growth VIP Fund – Class 1	3,467,345	4,721,069
Templeton Growth VIP Fund – Class 2	578,484	738,557
TVST Touchstone Balanced Fund	100,604	89,064
TVST Touchstone Bond Fund	54,269	241,041
TVST Touchstone Common Stock Fund	1,965,234	663,736
TVST Touchstone Small Company Fund	173,105	116,453
Virtus Duff & Phelps International Series – Class A Shares	697,872	2,051,640
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	686,819	1,117,842
Virtus KAR Capital Growth Series – Class A Shares	7,451,426	9,161,112
Virtus KAR Small-Cap Growth Series – Class A Shares	2,575,473	2,093,839

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Small-Cap Value Series – Class A Shares	$ 875,403	$ 1,053,494
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	589,197	1,870,399
Virtus Rampart Enhanced Core Equity Series – Class A Shares	145,254	1,846,453
Virtus Strategic Allocation Series – Class A Shares	2,104,727	6,649,444
Wanger International	3,422,259	2,597,672
Wanger Select	631,505	407,965
Wanger USA	7,036,659	3,669,825
	$ 42,619,996	$ 54,900,850

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	1,319	(182,426)	(181,107)	76,759	(233,646)	(156,887)
Alger Capital Appreciation Portfolio – Class I-2 Shares	2,051	(17,782)	(15,731)	2,630	(70,262)	(67,632)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	90,527	(35,375)	55,152	191,497	(76,528)	114,969
DWS Equity 500 Index VIP – Class A	88,692	(164,099)	(75,407)	322,858	(273,987)	48,871
DWS Small Cap Index VIP – Class A	32,673	(61,950)	(29,277)	198,297	(149,073)	49,224
Federated Fund for U.S. Government Securities II	152,601	(257,781)	(105,180)	286,381	(1,120,854)	(834,473)
Federated Government Money Fund II - Service Shares	1,849,684	(2,973,841)	(1,124,157)	1,498,480	(3,162,543)	(1,664,063)
Federated High Income Bond Fund II – Primary Shares	8,707	(93,857)	(85,150)	29,766	(104,434)	(74,668)
Fidelity ® VIP Contrafund® Portfolio – Service Class	84,526	(472,548)	(388,022)	131,727	(759,520)	(627,793)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	330,785	(473,877)	(143,092)	35,513	(407,900)	(372,387)
Fidelity ® VIP Growth Portfolio – Service Class	79,103	(272,376)	(193,273)	336,094	(387,574)	(51,480)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	161,087	(285,934)	(124,847)	186,505	(447,767)	(261,262)
Franklin Flex Cap Growth VIP Fund – Class 2	6,752	(9,045)	(2,293)	2,056	(17,492)	(15,436)
Franklin Income VIP Fund – Class 2	82,350	(448,460)	(366,110)	95,621	(562,560)	(466,939)
Franklin Mutual Shares VIP Fund – Class 2	93,193	(339,794)	(246,601)	130,843	(527,851)	(397,008)
Guggenheim VT Long Short Equity Fund	-	(15,309)	(15,309)	-	(155)	(155)
Invesco V.I. American Franchise Fund – Series I Shares	10,819	(68,130)	(57,311)	33,404	(130,543)	(97,139)
Invesco V.I. Core Equity Fund – Series I Shares	2,943	(8,569)	(5,626)	2,447	(7,721)	(5,274)
Invesco V.I. Equity and Income Fund – Series II Shares	36	(38,460)	(38,424)	40,483	(125,043)	(84,560)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,300	(3,900)	(2,600)	1,120	(103,766)	(102,646)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	834	(1,431)	(597)	1,030	(11,684)	(10,654)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	3,283	(100,187)	(96,904)	13,484	(137,659)	(124,175)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	24,949	(228,150)	(203,201)	149,509	(381,975)	(232,466)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	11,980	(94,061)	(82,081)	50,722	(160,970)	(110,248)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	34,846	(42,650)	(7,804)	280	(43,042)	(42,762)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	115,089	(381,748)	(266,659)	5,694	(114,330)	(108,636)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	4,621	(27,791)	(23,170)	9,276	(44,737)	(35,461)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	27,911	(295,480)	(267,569)	31,461	(287,991)	(256,530)
Neuberger Berman AMT Guardian Portfolio – S Class	6,101	(122,465)	(116,364)	13,330	(188,610)	(175,280)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	7,032	(36,820)	(29,788)	19,864	(22,278)	(2,414)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	34	(20,409)	(20,375)	16,952	(15,093)	1,859
Oppenheimer Global Fund/VA – Service Shares	28,950	(53,060)	(24,110)	26,306	(97,139)	(70,833)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	13,459	(96,556)	(83,097)	30,553	(163,264)	(132,711)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	909,819	(1,078,219)	(168,400)	164,352	(454,229)	(289,877)
PIMCO Real Return Portfolio – Advisor Class	5,812	(40,405)	(34,593)	45,307	(47,188)	(1,881)
PIMCO Total Return Portfolio – Advisor Class	312,152	(536,776)	(224,624)	215,737	(269,185)	(53,448)
Rydex VT Inverse Government Long Bond Strategy Fund	1,969	(6,315)	(4,346)	5,941	(21,498)	(15,557)
Templeton Developing Markets VIP Fund – Class 1	55,295	(109,662)	(54,367)	2,811	(212,147)	(209,336)
Templeton Developing Markets VIP Fund – Class 2	37,284	(186,713)	(149,429)	269,241	(190,151)	79,090
Templeton Foreign VIP Fund – Class 1	26,053	(252,254)	(226,201)	11,148	(302,732)	(291,584)
Templeton Foreign VIP Fund – Class 2	18,213	(68,227)	(50,014)	16,284	(53,414)	(37,130)
Templeton Global Bond VIP Fund – Class 1	9,583	(85,859)	(76,276)	14,788	(173,102)	(158,314)
Templeton Growth VIP Fund – Class 1	86,491	(629,235)	(542,744)	56,796	(536,414)	(479,618)
Templeton Growth VIP Fund – Class 2	132,192	(367,400)	(235,208)	30,267	(687,591)	(657,324)
TVST Touchstone Balanced Fund	20,476	(51,115)	(30,639)	49,495	(37,511)	11,984
TVST Touchstone Bond Fund	40,796	(189,713)	(148,917)	97,463	(176,223)	(78,760)
TVST Touchstone Common Stock Fund	18,954	(302,695)	(283,741)	93,120	(409,989)	(316,869)
TVST Touchstone Small Company Fund	23,745	(47,123)	(23,378)	24,119	(206,867)	(182,748)
Virtus Duff & Phelps International Series – Class A Shares	243,034	(772,410)	(529,376)	230,429	(863,833)	(633,404)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	52,872	(180,425)	(127,553)	49,461	(206,069)	(156,608)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus KAR Capital Growth Series – Class A Shares	31,046	(572,761)	(541,715)	61,088	(685,054)	(623,966)
Virtus KAR Small-Cap Growth Series – Class A Shares	131,242	(320,147)	(188,905)	48,015	(365,732)	(317,717)
Virtus KAR Small-Cap Value Series – Class A Shares	50,596	(289,629)	(239,033)	120,250	(575,323)	(455,073)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	77,287	(340,565)	(263,278)	145,441	(649,756)	(504,315)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	87,890	(872,376)	(784,486)	108,433	(1,031,757)	(923,324)
Virtus Strategic Allocation Series – Class A Shares	14,807	(578,759)	(563,952)	42,049	(682,537)	(640,488)
Wanger International	36,381	(303,379)	(266,998)	58,941	(374,553)	(315,612)
Wanger Select	4,217	(65,586)	(61,369)	12,367	(127,518)	(115,151)
Wanger USA	34,698	(363,721)	(329,023)	24,645	(336,195)	(311,550)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2018 ‡	449	1.36	to	1.46	621	1.65%	1.00%	to	1.65%	(7.96%)	to	(7.35%)
2017 ‡	630	1.47	to	1.57	949	1.74%	1.00%	to	1.65%	13.72%	to	14.47%
2016	787	1.28	to	1.37	1,040	1.81%	1.00%	to	1.80%	2.57%	to	3.40%
2015 ‡	808	1.25	to	1.30	1,038	1.80%	1.25%	to	1.80%	(0.53%)	to	0.03%
2014	1,088	1.25	to	1.30	1,389	2.37%	1.25%	to	1.80%	5.18%	to	5.77%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2018	403	3.24	to	2.96	950	0.08%	0.90%	to	1.80%	(1.91%)	to	(1.00%)
2017 ‡	419	3.30	to	2.99	1,004	0.15%	0.90%	to	1.80%	28.73%	to	29.91%
2016	487	2.56	to	2.30	922	0.18%	0.90%	to	1.80%	(1.30%)	to	(0.40%)
2015	535	2.60	to	2.31	1,023	0.08%	0.90%	to	1.80%	4.28%	to	5.24%
2014	600	2.49	to	2.19	1,084	0.08%	0.90%	to	1.80%	11.71%	to	12.73%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2018 ‡	483	2.09	to	2.20	1,026	1.17%	0.90%	to	1.38%	(12.56%)	to	(12.13%)
2017 ‡	428	2.36	to	2.50	1,038	0.70%	0.90%	to	1.50%	14.16%	to	14.85%
2016 ‡	313	2.07	to	2.18	660	0.62%	0.90%	to	1.50%	18.47%	to	19.19%
2015 ‡	368	1.74	to	1.83	655	0.09%	0.90%	to	1.50%	(4.14%)	to	(3.56%)
2014	375	1.82	to	1.90	694	0.93%	0.90%	to	1.50%	7.62%	to	8.27%
DWS Equity 500 Index VIP – Class A
2018	1,627	2.21	to	2.69	4,076	1.66%	0.90%	to	1.80%	(6.38%)	to	(5.51%)
2017 ‡	1,703	2.36	to	2.84	4,528	1.80%	0.90%	to	1.80%	19.36%	to	20.45%
2016 ‡	1,654	1.98	to	2.36	3,646	2.11%	0.90%	to	1.80%	9.61%	to	10.61%
2015 ‡	1,959	1.81	to	2.13	3,911	1.70%	0.90%	to	1.80%	(0.69%)	to	0.22%
2014	1,920	1.82	to	2.13	3,822	1.90%	0.90%	to	1.80%	11.35%	to	12.37%
DWS Small Cap Index VIP – Class A
2018 ‡	149	1.93	to	1.99	294	0.90%	1.10%	to	1.38%	(12.46%)	to	(12.21%)
2017	179	2.18	to	2.27	399	0.94%	1.10%	to	1.50%	12.62%	to	13.08%
2016 ‡	130	1.93	to	2.00	256	1.20%	1.10%	to	1.50%	19.22%	to	19.70%
2015 ‡	160	1.62	to	1.69	266	1.09%	1.00%	to	1.50%	(6.03%)	to	(5.55%)
2014	166	1.69	to	1.79	292	0.90%	1.00%	to	1.80%	2.86%	to	3.70%
Federated Fund for U.S. Government Securities II
2018	2,165	1.28	to	1.56	3,220	2.41%	0.90%	to	1.80%	(1.36%)	to	(0.45%)
2017 ‡	2,271	1.30	to	1.57	3,418	2.42%	0.90%	to	1.80%	0.10%	to	1.01%
2016 ‡	3,105	1.30	to	1.55	4,642	2.75%	0.90%	to	1.80%	(0.22%)	to	0.70%
2015	3,581	1.30	to	1.54	5,402	2.78%	0.90%	to	1.80%	(1.29%)	to	(0.39%)
2014	4,422	1.32	to	1.55	6,747	2.99%	0.90%	to	1.80%	2.74%	to	3.68%
Federated Government Money Fund II - Service Shares
2018	9,413	0.86	to	0.94	8,499	1.23%	0.90%	to	1.80%	(0.58%)	to	0.33%
2017	10,538	0.87	to	0.93	9,523	0.31%	0.90%	to	1.80%	(1.48%)	to	(0.59%)
2016 ‡	12,202	0.88	to	0.94	11,138	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)
2015 ‡	13,231	0.90	to	0.95	12,235	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2014	15,789	0.91	to	0.96	14,795	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2018	513	2.32	to	2.72	1,229	8.31%	0.90%	to	1.80%	(5.04%)	to	(4.16%)
2017	598	2.44	to	2.84	1,496	6.89%	0.90%	to	1.80%	5.02%	to	5.98%
2016 ‡	672	2.33	to	2.68	1,592	6.35%	0.90%	to	1.80%	12.76%	to	13.79%
2015 ‡	809	2.06	to	2.36	1,679	6.13%	0.90%	to	1.80%	(4.32%)	to	(3.45%)
2014	1,162	2.16	to	2.44	2,518	6.34%	0.90%	to	1.80%	0.85%	to	1.77%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2018	3,496	2.85	to	3.09	8,906	0.59%	0.90%	to	1.80%	(8.18%)	to	(7.33%)
2017 ‡	3,884	3.10	to	3.33	10,710	0.89%	0.90%	to	1.80%	19.58%	to	20.67%
2016	4,512	2.59	to	2.76	10,341	0.71%	0.90%	to	1.80%	5.98%	to	6.94%
2015	5,145	2.45	to	2.58	11,051	0.85%	0.90%	to	1.80%	(1.25%)	to	(0.35%)
2014	6,310	2.48	to	2.59	13,643	0.84%	0.90%	to	1.80%	9.81%	to	10.81%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2018	1,270	2.83	to	2.69	3,094	0.10%	0.90%	to	1.80%	10.31%	to	11.33%
2017	1,413	2.57	to	2.41	3,166	0.19%	0.90%	to	1.80%	31.99%	to	33.20%
2016 ‡	1,786	1.94	to	1.81	3,030	0.23%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2015	2,116	1.98	to	1.82	3,695	0.05%	0.90%	to	1.80%	3.58%	to	4.53%
2014	3,100	1.91	to	1.75	5,074	0.11%	0.90%	to	1.80%	10.09%	to	11.09%
Fidelity ® VIP Growth Portfolio – Service Class
2018	803	2.18	to	2.21	1,406	0.15%	0.90%	to	1.80%	(2.08%)	to	(1.18%)
2017	997	2.23	to	2.24	1,743	0.11%	0.90%	to	1.80%	32.58%	to	33.79%
2016	1,048	1.68	to	1.67	1,403	-	0.90%	to	1.80%	(1.09%)	to	(0.19%)
2015	1,098	1.70	to	1.67	1,483	0.16%	0.90%	to	1.80%	5.13%	to	6.09%
2014	1,124	1.62	to	1.58	1,466	0.09%	0.90%	to	1.80%	9.19%	to	10.19%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2018 ‡	1,345	1.28	to	1.43	1,833	2.41%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	1,470	1.31	to	1.45	2,037	2.20%	0.90%	to	1.80%	2.29%	to	3.22%
2016	1,732	1.28	to	1.41	2,333	2.38%	0.90%	to	1.80%	2.75%	to	3.69%
2015 ‡	1,717	1.25	to	1.36	2,237	2.38%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014	1,869	1.28	to	1.38	2,482	1.88%	0.90%	to	1.80%	3.85%	to	4.80%
Franklin Flex Cap Growth VIP Fund – Class 2
2018 ‡	38	2.00	to	2.00	76	-	1.25%	to	1.25%	1.84%	to	1.84%
2017 ‡	40	1.96	to	1.96	79	-	1.25%	to	1.25%	25.36%	to	25.36%
2016	56	1.49	to	1.56	87	-	1.25%	to	1.80%	(4.63%)	to	(4.10%)
2015	61	1.56	to	1.63	98	-	1.25%	to	1.80%	2.49%	to	3.06%
2014 ‡	76	1.52	to	1.58	119	-	1.25%	to	1.80%	4.20%	to	4.78%
Franklin Income VIP Fund – Class 2
2018	1,637	1.52	to	1.70	2,487	4.85%	0.90%	to	1.80%	(6.03%)	to	(5.17%)
2017	2,003	1.62	to	1.80	3,225	4.21%	0.90%	to	1.80%	7.71%	to	8.69%
2016 ‡	2,470	1.50	to	1.65	3,684	4.96%	0.90%	to	1.80%	11.98%	to	13.00%
2015	3,368	1.34	to	1.46	4,441	4.65%	0.90%	to	1.80%	(8.73%)	to	(7.89%)
2014	3,792	1.47	to	1.59	5,463	5.23%	0.90%	to	1.80%	2.73%	to	3.67%
Franklin Mutual Shares VIP Fund – Class 2
2018	2,319	1.86	to	2.13	4,957	2.38%	0.90%	to	1.80%	(10.71%)	to	(9.89%)
2017	2,566	2.09	to	2.36	6,070	2.21%	0.90%	to	1.80%	6.41%	to	7.38%
2016	2,963	1.96	to	2.20	6,463	2.00%	0.90%	to	1.80%	13.98%	to	15.02%
2015	3,717	1.72	to	1.91	6,866	3.00%	0.90%	to	1.80%	(6.65%)	to	(5.79%)
2014	4,359	1.84	to	2.03	8,547	1.95%	0.90%	to	1.80%	5.20%	to	6.16%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2018	53	1.66	to	1.72	88	-	1.00%	to	1.25%	(14.03%)	to	(13.81%)
2017	68	1.93	to	2.00	131	0.35%	1.00%	to	1.25%	13.42%	to	13.71%
2016	68	1.70	to	1.76	116	-	1.00%	to	1.25%	(0.60%)	to	(0.35%)
2015	69	1.71	to	1.76	119	-	1.00%	to	1.25%	(0.01%)	to	0.25%
2014	96	1.71	to	1.76	164	-	1.00%	to	1.25%	1.51%	to	1.77%
Invesco V.I. American Franchise Fund – Series I Shares
2018	498	1.75	to	1.86	901	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	555	1.85	to	1.94	1,056	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016 ‡	652	1.48	to	1.54	987	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	822	1.47	to	1.52	1,232	-	0.90%	to	1.80%	3.12%	to	4.06%
2014	847	1.42	to	1.46	1,223	0.05%	0.90%	to	1.80%	6.49%	to	7.46%
Invesco V.I. Core Equity Fund – Series I Shares
2018	143	1.60	to	1.76	239	0.89%	0.90%	to	1.65%	(10.90%)	to	(10.21%)
2017	148	1.79	to	1.96	278	1.04%	0.90%	to	1.65%	11.32%	to	12.16%
2016	153	1.61	to	1.75	258	0.76%	0.90%	to	1.65%	8.45%	to	9.28%
2015 ‡	162	1.48	to	1.60	250	1.06%	0.90%	to	1.65%	(7.32%)	to	(6.62%)
2014	184	1.58	to	1.71	305	0.85%	0.90%	to	1.80%	6.20%	to	7.17%
Invesco V.I. Equity and Income Fund – Series II Shares
2018 ‡	253	1.64	to	1.74	417	1.87%	1.10%	to	1.25%	(10.86%)	to	(10.73%)
2017 ‡	292	1.84	to	1.95	539	1.29%	1.10%	to	1.25%	9.40%	to	9.57%
2016	376	1.65	to	1.73	635	1.69%	1.00%	to	1.80%	12.78%	to	13.69%
2015 ‡	245	1.46	to	1.52	364	2.30%	1.00%	to	1.80%	(4.34%)	to	(3.56%)
2014 ‡	251	1.53	to	1.58	388	1.51%	1.00%	to	1.38%	7.27%	to	7.68%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2018	86	1.70	to	1.93	156	0.51%	0.90%	to	1.80%	(12.95%)	to	(12.15%)
2017 ‡	89	1.95	to	2.20	184	0.38%	0.90%	to	1.80%	12.86%	to	13.89%
2016 ‡	192	1.73	to	1.93	353	0.08%	0.90%	to	1.80%	11.40%	to	12.42%
2015	250	1.55	to	1.72	411	0.35%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2014	255	1.65	to	1.81	444	0.04%	0.90%	to	1.80%	2.56%	to	3.50%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2018	36	1.87	to	2.09	72	0.02%	1.00%	to	1.80%	(14.81%)	to	(14.11%)
2017	37	2.19	to	2.43	86	0.35%	1.00%	to	1.80%	11.90%	to	12.81%
2016	47	1.96	to	2.16	99	-	1.00%	to	1.80%	13.71%	to	14.63%
2015 ‡	55	1.72	to	1.88	101	-	1.00%	to	1.80%	(4.14%)	to	(3.36%)
2014	57	1.80	to	1.95	108	-	1.00%	to	1.80%	9.03%	to	9.92%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2018	282	1.78	to	2.02	543	3.99%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2017	379	1.89	to	2.12	769	3.76%	0.90%	to	1.80%	7.25%	to	8.23%
2016 ‡	503	1.76	to	1.96	943	4.07%	0.90%	to	1.80%	10.12%	to	11.13%
2015	639	1.60	to	1.76	1,084	3.82%	0.90%	to	1.80%	(3.30%)	to	(2.42%)
2014	784	1.65	to	1.81	1,368	4.37%	0.90%	to	1.80%	2.47%	to	3.41%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2018 ‡	1,256	1.62	to	1.84	2,187	1.46%	0.90%	to	1.80%	(9.81%)	to	(8.98%)
2017	1,459	1.80	to	2.02	2,801	1.28%	0.90%	to	1.80%	11.35%	to	12.36%
2016 ‡	1,691	1.61	to	1.80	2,899	1.46%	0.90%	to	1.80%	15.01%	to	16.06%
2015	1,940	1.40	to	1.55	2,868	1.15%	0.90%	to	1.80%	(4.61%)	to	(3.74%)
2014 ‡	2,303	1.47	to	1.61	3,543	0.63%	0.90%	to	1.80%	5.72%	to	6.68%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2018	504	1.50	to	1.70	815	0.61%	0.90%	to	1.80%	(16.57%)	to	(15.81%)
2017	587	1.80	to	2.02	1,131	0.58%	0.90%	to	1.80%	4.92%	to	5.87%
2016	697	1.72	to	1.91	1,277	0.48%	0.90%	to	1.80%	14.31%	to	15.35%
2015 ‡	856	1.50	to	1.66	1,366	0.53%	0.90%	to	1.80%	(5.52%)	to	(4.65%)
2014	1,060	1.59	to	1.74	1,775	0.42%	0.90%	to	1.80%	9.52%	to	10.52%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2018	158	1.42	to	1.49	230	1.31%	1.25%	to	1.80%	(10.97%)	to	(10.47%)
2017	166	1.60	to	1.66	270	1.05%	1.25%	to	1.80%	17.65%	to	18.31%
2016	209	1.36	to	1.40	289	1.25%	1.25%	to	1.80%	9.22%	to	9.83%
2015	217	1.24	to	1.28	273	1.14%	1.25%	to	1.80%	(4.58%)	to	(4.05%)
2014	237	1.30	to	1.33	312	0.70%	1.25%	to	1.80%	2.59%	to	3.17%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2018 ‡	1,242	1.28	to	1.36	1,651	1.78%	1.10%	to	1.80%	(7.93%)	to	(7.27%)
2017	1,509	1.39	to	1.46	2,161	1.60%	1.10%	to	1.80%	11.30%	to	12.09%
2016 ‡	1,617	1.25	to	1.31	2,073	1.94%	1.10%	to	1.80%	6.53%	to	7.29%
2015 ‡	1,924	1.17	to	1.22	2,304	1.35%	1.10%	to	1.80%	(3.98%)	to	(3.30%)
2014 ‡	2,163	1.22	to	1.26	2,686	0.90%	1.10%	to	1.80%	2.63%	to	3.36%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2018 ‡	292	1.37	to	1.47	418	1.52%	1.00%	to	1.80%	(9.70%)	to	(8.97%)
2017 ‡	315	1.52	to	1.61	496	1.25%	1.00%	to	1.80%	15.20%	to	16.13%
2016	351	1.32	to	1.39	476	1.54%	1.00%	to	1.80%	7.73%	to	8.60%
2015	297	1.23	to	1.28	372	0.88%	1.00%	to	1.80%	(4.26%)	to	(3.49%)
2014 ‡	556	1.28	to	1.31	726	1.01%	1.25%	to	1.80%	2.69%	to	3.27%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2018 ‡	1,228	1.16	to	1.24	1,476	1.98%	1.00%	to	1.80%	(5.98%)	to	(5.21%)
2017	1,495	1.24	to	1.31	1,901	1.67%	1.00%	to	1.80%	7.97%	to	8.84%
2016	1,752	1.15	to	1.20	2,057	1.64%	1.00%	to	1.80%	4.47%	to	5.31%
2015	1,951	1.10	to	1.14	2,186	1.12%	1.00%	to	1.80%	(3.45%)	to	(2.66%)
2014	2,746	1.14	to	1.17	3,176	1.27%	1.00%	to	1.80%	1.45%	to	2.27%
Neuberger Berman AMT Guardian Portfolio – S Class
2018 ‡	687	1.71	to	1.92	1,165	0.38%	0.90%	to	1.80%	(9.27%)	to	(8.44%)
2017	803	1.89	to	2.10	1,497	0.27%	0.90%	to	1.80%	22.50%	to	23.61%
2016	978	1.54	to	1.70	1,484	0.37%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	1,170	1.44	to	1.58	1,653	0.43%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014	1,480	1.55	to	1.68	2,238	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2018 ‡	74	1.12	to	1.14	84	-	0.90%	to	1.65%	(8.11%)	to	(7.40%)
2017	104	1.22	to	1.24	127	-	0.90%	to	1.65%	22.52%	to	23.45%
2016 ‡	106	0.99	to	1.00	106	-	0.90%	to	1.65%	2.45%	to	3.23%
2015 ‡, 4	122	0.97	to	0.97	119	-	0.90%	to	1.65%	(3.18%)	to	(3.06%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2018 ‡	48	1.73	to	1.78	83	-	0.90%	to	1.25%	(7.14%)	to	(6.81%)
2017	69	1.87	to	1.91	129	0.01%	0.90%	to	1.25%	24.93%	to	25.37%
2016	67	1.49	to	1.53	100	0.10%	0.90%	to	1.25%	(3.65%)	to	(3.30%)
2015 ‡	121	1.55	to	1.59	188	-	1.00%	to	1.25%	1.98%	to	2.24%
2014 ‡	48	1.52	to	1.52	74	0.06%	1.25%	to	1.25%	13.69%	to	13.69%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2018	310	1.56	to	1.71	504	0.78%	0.90%	to	1.60%	(14.79%)	to	(14.18%)
2017 ‡	334	1.84	to	1.99	635	0.68%	0.90%	to	1.60%	34.15%	to	35.10%
2016	405	1.34	to	1.48	571	0.77%	0.90%	to	1.80%	(1.95%)	to	(1.05%)
2015	464	1.37	to	1.49	665	1.25%	0.90%	to	1.80%	1.81%	to	2.74%
2014	485	1.34	to	1.45	677	0.85%	0.90%	to	1.80%	0.22%	to	1.14%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2018 ‡	671	1.67	to	1.88	1,181	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	754	1.90	to	2.12	1,505	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016	886	1.70	to	1.88	1,572	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	1,095	1.47	to	1.61	1,673	0.65%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	1,297	1.60	to	1.73	2,131	0.62%	0.90%	to	1.80%	9.65%	to	10.65%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2018	1,162	0.47	to	0.53	581	1.87%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017 ‡	1,330	0.56	to	0.62	787	10.82%	0.90%	to	1.80%	0.22%	to	1.13%
2016	1,620	0.55	to	0.61	954	0.99%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	2,108	0.49	to	0.54	1,099	4.39%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014	2,075	0.67	to	0.73	1,478	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
PIMCO Real Return Portfolio – Advisor Class
2018	293	1.28	to	1.36	389	2.41%	1.00%	to	1.60%	(3.88%)	to	(3.29%)
2017 ‡	327	1.33	to	1.41	451	2.29%	1.00%	to	1.60%	1.90%	to	2.52%
2016 ‡	329	1.31	to	1.37	443	1.89%	1.00%	to	1.60%	3.42%	to	4.04%
2015 ‡	372	1.26	to	1.32	483	3.49%	1.00%	to	1.60%	(4.36%)	to	(3.77%)
2014	510	1.30	to	1.37	688	1.33%	1.00%	to	1.80%	1.14%	to	1.96%
PIMCO Total Return Portfolio – Advisor Class
2018	2,066	1.44	to	1.61	3,132	2.45%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017 ‡	2,290	1.47	to	1.64	3,543	1.92%	0.90%	to	1.80%	2.93%	to	3.87%
2016	2,344	1.43	to	1.58	3,490	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	1,668	1.42	to	1.55	2,459	4.71%	0.90%	to	1.80%	(1.46%)	to	(0.55%)
2014	2,256	1.44	to	1.56	3,353	2.05%	0.90%	to	1.80%	2.30%	to	3.24%
Rydex VT Inverse Government Long Bond Strategy Fund
2018	60	0.26	to	0.27	16	-	1.65%	to	1.80%	1.91%	to	2.07%
2017 ‡	64	0.25	to	0.26	17	-	1.65%	to	1.80%	(10.52%)	to	(10.39%)
2016	80	0.28	to	0.31	23	-	1.25%	to	1.80%	(4.68%)	to	(4.15%)
2015	113	0.30	to	0.32	35	-	1.25%	to	1.80%	(2.99%)	to	(2.45%)
2014	111	0.31	to	0.33	35	-	1.25%	to	1.80%	(26.26%)	to	(25.85%)
Templeton Developing Markets VIP Fund – Class 1
2018	552	1.56	to	1.56	861	1.06%	1.38%	to	1.38%	(16.61%)	to	(16.61%)
2017	607	1.87	to	1.87	1,134	1.21%	1.38%	to	1.38%	38.73%	to	38.73%
2016	816	1.35	to	1.35	1,099	1.06%	1.38%	to	1.38%	16.18%	to	16.18%
2015 ‡	833	1.16	to	1.16	966	2.48%	1.38%	to	1.38%	(20.53%)	to	(20.53%)
2014 ‡	930	1.46	to	1.46	1,357	1.77%	1.38%	to	1.38%	(9.35%)	to	(9.35%)
Templeton Developing Markets VIP Fund – Class 2
2018 ‡	435	1.05	to	3.10	651	0.87%	0.90%	to	1.60%	(17.15%)	to	(16.56%)
2017 ‡	585	1.26	to	3.71	1,042	1.03%	0.90%	to	1.60%	38.17%	to	39.15%
2016	506	0.90	to	2.67	651	0.71%	0.90%	to	1.80%	15.34%	to	16.39%
2015 ‡	622	0.78	to	2.29	683	2.22%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014	752	0.98	to	2.87	1,046	1.48%	0.90%	to	1.80%	(10.04%)	to	(9.21%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 1
2018	1,690	3.55	to	3.55	5,999	2.88%	1.38%	to	1.38%	(16.44%)	to	(16.44%)
2017	1,917	4.25	to	4.25	8,140	2.76%	1.38%	to	1.38%	15.42%	to	15.42%
2016	2,208	3.68	to	3.68	8,126	2.16%	1.38%	to	1.38%	6.02%	to	6.02%
2015	2,424	3.47	to	3.47	8,414	3.45%	1.38%	to	1.38%	(7.60%)	to	(7.60%)
2014	2,617	3.76	to	3.76	9,832	2.07%	1.38%	to	1.38%	(12.11%)	to	(12.11%)
Templeton Foreign VIP Fund – Class 2
2018	736	1.53	to	1.60	1,282	2.68%	0.90%	to	1.80%	(16.97%)	to	(16.21%)
2017	786	1.85	to	1.92	1,640	2.57%	0.90%	to	1.80%	14.60%	to	15.65%
2016	823	1.61	to	1.66	1,484	2.04%	0.90%	to	1.80%	5.25%	to	6.21%
2015 ‡	988	1.53	to	1.56	1,694	3.30%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014	1,212	1.67	to	1.68	2,211	1.87%	0.90%	to	1.80%	(12.73%)	to	(11.93%)
Templeton Global Bond VIP Fund – Class 1
2018	564	5.17	to	5.17	2,917	-	1.38%	to	1.38%	0.80%	to	0.80%
2017	640	5.13	to	5.13	3,285	-	1.38%	to	1.38%	0.76%	to	0.76%
2016	798	5.09	to	5.09	4,067	-	1.38%	to	1.38%	1.80%	to	1.80%
2015	1,017	5.00	to	5.00	5,088	7.91%	1.38%	to	1.38%	(5.42%)	to	(5.42%)
2014	1,119	5.29	to	5.29	5,920	5.19%	1.38%	to	1.38%	0.72%	to	0.72%
Templeton Growth VIP Fund – Class 1
2018	3,774	6.07	to	6.07	22,914	2.24%	1.38%	to	1.38%	(15.79%)	to	(15.79%)
2017	4,317	7.21	to	7.21	31,124	1.84%	1.38%	to	1.38%	17.14%	to	17.14%
2016	4,796	6.16	to	6.16	29,521	2.29%	1.38%	to	1.38%	8.39%	to	8.39%
2015	5,494	5.68	to	5.68	31,198	2.88%	1.38%	to	1.38%	(7.53%)	to	(7.53%)
2014	6,190	6.14	to	6.14	38,012	1.61%	1.38%	to	1.38%	(3.87%)	to	(3.87%)
Templeton Growth VIP Fund – Class 2
2018	1,800	1.54	to	1.77	3,026	2.02%	0.90%	to	1.80%	(16.39%)	to	(15.62%)
2017	2,035	1.84	to	2.10	4,118	1.64%	0.90%	to	1.80%	16.38%	to	17.44%
2016	2,692	1.58	to	1.79	4,605	2.05%	0.90%	to	1.80%	7.65%	to	8.64%
2015	3,236	1.47	to	1.65	4,951	2.59%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014 ‡	3,773	1.60	to	1.78	6,234	1.39%	0.90%	to	1.80%	(4.56%)	to	(3.69%)
TVST Touchstone Balanced Fund
2018	141	1.57	to	1.62	222	1.50%	1.00%	to	1.25%	(7.25%)	to	(7.01%)
2017	171	1.69	to	1.74	291	-	1.00%	to	1.25%	12.63%	to	12.92%
2016	159	1.50	to	1.54	241	1.58%	1.00%	to	1.25%	6.08%	to	6.35%
2015 ‡	101	1.42	to	1.45	143	1.49%	1.00%	to	1.25%	(1.22%)	to	(0.97%)
2014 ‡	129	1.42	to	1.46	186	1.22%	1.00%	to	1.35%	6.36%	to	6.74%
TVST Touchstone Bond Fund
2018	651	1.23	to	1.35	844	2.14%	1.00%	to	1.80%	(3.65%)	to	(2.86%)
2017	800	1.28	to	1.39	1,072	-	1.00%	to	1.80%	1.81%	to	2.64%
2016	879	1.25	to	1.35	1,151	2.00%	1.00%	to	1.80%	(1.00%)	to	(0.19%)
2015 ‡	912	1.27	to	1.36	1,201	2.99%	1.00%	to	1.80%	(3.06%)	to	(2.28%)
2014	1,077	1.31	to	1.39	1,456	2.66%	1.00%	to	1.80%	2.14%	to	2.97%
TVST Touchstone Common Stock Fund
2018	1,667	1.76	to	1.93	3,103	1.23%	1.00%	to	1.80%	(9.71%)	to	(8.97%)
2017 ‡	1,951	1.95	to	2.12	4,002	0.01%	1.00%	to	1.80%	19.32%	to	20.29%
2016	2,268	1.64	to	1.76	3,877	1.57%	1.00%	to	1.80%	9.27%	to	10.15%
2015 ‡	2,702	1.50	to	1.60	4,211	2.52%	1.00%	to	1.80%	(1.61%)	to	(0.81%)
2014	3,323	1.52	to	1.61	5,237	1.57%	1.00%	to	1.80%	8.36%	to	9.24%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Small Company Fund
2018	462	1.88	to	2.06	921	-	1.00%	to	1.80%	(9.64%)	to	(8.90%)
2017	485	2.08	to	2.26	1,064	0.06%	1.00%	to	1.80%	16.99%	to	17.93%
2016 ‡	668	1.78	to	1.92	1,244	0.08%	1.00%	to	1.80%	18.07%	to	19.03%
2015 ‡	485	1.51	to	1.61	761	-	1.00%	to	1.80%	(3.11%)	to	(2.32%)
2014	596	1.55	to	1.65	960	0.43%	1.00%	to	1.80%	4.76%	to	5.61%
Virtus Duff & Phelps International Series – Class A Shares
2018	5,760	1.72	to	1.44	12,687	2.81%	0.90%	to	1.80%	(18.18%)	to	(17.42%)
2017	6,289	2.10	to	1.75	17,040	1.56%	0.90%	to	1.80%	13.87%	to	14.91%
2016 ‡	6,923	1.85	to	1.52	16,404	0.75%	0.90%	to	1.80%	(3.37%)	to	(2.49%)
2015	7,694	1.91	to	1.56	18,888	2.21%	0.90%	to	1.80%	(12.09%)	to	(11.29%)
2014	8,600	2.18	to	1.76	24,099	3.67%	0.90%	to	1.80%	(5.63%)	to	(4.77%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2018	1,030	3.92	to	5.06	5,869	1.57%	0.90%	to	1.80%	(8.22%)	to	(7.37%)
2017	1,158	4.27	to	5.46	7,311	1.40%	0.90%	to	1.80%	4.07%	to	5.02%
2016 ‡	1,314	4.11	to	5.20	8,017	1.78%	0.90%	to	1.80%	4.90%	to	5.86%
2015	1,555	3.91	to	4.91	8,774	1.34%	0.90%	to	1.80%	0.54%	to	1.46%
2014	1,903	3.89	to	4.84	10,061	1.14%	0.90%	to	1.80%	29.26%	to	30.44%
Virtus KAR Capital Growth Series – Class A Shares
2018	5,069	1.70	to	1.22	55,779	-	0.90%	to	1.80%	(8.93%)	to	(8.09%)
2017 ‡	5,611	1.86	to	1.32	68,661	-	0.90%	to	1.80%	33.63%	to	34.85%
2016	6,235	1.39	to	0.98	57,177	-	0.90%	to	1.80%	(2.64%)	to	(1.75%)
2015	7,024	1.43	to	1.00	67,047	-	0.90%	to	1.80%	7.29%	to	8.28%
2014	7,772	1.33	to	0.92	70,131	0.06%	0.90%	to	1.80%	9.72%	to	10.73%
Virtus KAR Small-Cap Growth Series – Class A Shares
2018 ‡	1,646	5.54	to	6.43	9,943	-	0.90%	to	1.80%	9.65%	to	10.66%
2017	1,835	5.05	to	5.81	10,050	-	0.90%	to	1.80%	38.33%	to	39.59%
2016	2,152	3.65	to	4.16	8,485	-	0.90%	to	1.80%	23.67%	to	24.80%
2015	2,285	2.95	to	3.34	7,243	-	0.90%	to	1.80%	(1.09%)	to	(0.18%)
2014	2,607	2.99	to	3.34	8,312	-	0.90%	to	1.80%	3.61%	to	4.56%
Virtus KAR Small-Cap Value Series – Class A Shares
2018	1,996	2.60	to	3.49	5,957	0.87%	0.90%	to	1.80%	(17.40%)	to	(16.64%)
2017	2,235	3.15	to	4.19	8,048	0.65%	0.90%	to	1.80%	18.01%	to	19.08%
2016 ‡	2,690	2.67	to	3.52	8,089	1.98%	0.90%	to	1.80%	24.27%	to	25.40%
2015 ‡	3,109	2.15	to	2.80	7,318	0.51%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
2014	3,777	2.21	to	2.87	9,075	0.59%	0.90%	to	1.80%	5.58%	to	6.55%
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares
2018	2,355	2.01	to	2.42	11,818	3.79%	0.90%	to	1.80%	(4.42%)	to	(3.54%)
2017 ‡	2,618	2.10	to	2.51	13,939	4.19%	0.90%	to	1.80%	4.81%	to	5.77%
2016	3,122	2.01	to	2.37	15,248	4.33%	0.90%	to	1.80%	7.33%	to	8.31%
2015	3,620	1.87	to	2.19	16,563	4.07%	0.90%	to	1.80%	(3.03%)	to	(2.14%)
2014	4,149	1.93	to	2.24	19,391	4.69%	0.90%	to	1.80%	0.07%	to	0.99%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2018	4,184	1.58	to	1.70	8,103	0.98%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	4,969	1.85	to	1.97	11,135	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016 ‡	5,892	1.54	to	1.61	10,851	1.28%	0.90%	to	2.25%	6.96%	to	8.43%
2015 ‡	6,790	1.44	to	1.49	11,583	0.85%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	7,557	1.62	to	1.65	14,328	0.92%	0.90%	to	2.25%	7.17%	to	8.65%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Strategic Allocation Series – Class A Shares
2018	3,836	1.72	to	2.07	36,134	1.32%	0.90%	to	1.80%	(7.59%)	to	(6.74%)
2017	4,400	1.86	to	2.22	44,852	1.86%	0.90%	to	1.80%	16.83%	to	17.90%
2016	5,040	1.59	to	1.89	43,858	1.64%	0.90%	to	1.80%	(0.98%)	to	(0.08%)
2015	5,801	1.61	to	1.89	50,726	1.68%	0.90%	to	1.80%	(7.08%)	to	(6.23%)
2014	6,668	1.73	to	2.01	62,299	2.10%	0.90%	to	1.80%	0.00%*	to	0.92%
Wanger International
2018	2,800	3.23	to	2.83	20,058	2.04%	0.90%	to	1.80%	(19.19%)	to	(18.44%)
2017	3,067	3.99	to	3.47	26,970	1.21%	0.90%	to	1.80%	30.53%	to	31.72%
2016 ‡	3,382	3.06	to	2.63	22,420	1.16%	0.90%	to	1.80%	(3.18%)	to	(2.29%)
2015 ‡	3,711	3.16	to	2.69	25,046	1.43%	0.90%	to	1.80%	(1.70%)	to	(0.80%)
2014	4,137	3.22	to	2.72	28,096	1.40%	0.90%	to	1.80%	(6.12%)	to	(5.26%)
Wanger Select
2018	970	2.84	to	3.78	4,529	0.17%	0.90%	to	1.80%	(14.00%)	to	(13.20%)
2017	1,031	3.31	to	4.36	5,546	0.17%	0.90%	to	1.80%	24.40%	to	25.53%
2016 ‡	1,146	2.66	to	3.47	4,903	0.17%	0.90%	to	1.80%	11.33%	to	12.34%
2015	1,356	2.39	to	3.09	5,161	0.01%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2014	1,476	2.43	to	3.11	5,650	-	0.90%	to	1.80%	1.29%	to	2.21%
Wanger USA
2018	3,033	3.01	to	3.79	25,322	0.09%	0.90%	to	1.80%	(3.24%)	to	(2.35%)
2017	3,362	3.11	to	3.88	28,850	-	0.90%	to	1.80%	17.44%	to	18.51%
2016 ‡	3,673	2.65	to	3.28	26,563	-	0.90%	to	1.80%	11.65%	to	12.67%
2015	4,313	2.37	to	2.91	27,913	-	0.90%	to	1.80%	(2.40%)	to	(1.50%)
2014	4,808	2.43	to	2.95	31,658	-	0.90%	to	1.80%	2.90%	to	3.84%

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
The Big Edge Choice - NY	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2018 and 2017 were $398,394 and $437,914, respectively.
B.    Optional Rider and Benefit Charges
NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract's value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes. The total aggregate expense for the period ended December 31, 2018 was $4,565,378.

Plan	Admin. Factor	M&E factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%
The Big Edge Choice - NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Admin. Factor	M&E factor
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
D.    Other Charges
NNY may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NNY intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2017 or 2018.
B.    Liquidations
There were no liquidations in 2017 or 2018.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
C.    Name Changes
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Effective October 27, 2017, the Sentinel Variable Products Balanced Fund was renamed the TVST Touchstone Balanced Fund.
Effective October 27, 2017, the Sentinel Variable Products Bond Fund was renamed the TVST Touchstone Bond Fund.
Effective October 27, 2017, the Sentinel Variable Products Common Stock Fund was renamed the TVST Touchstone Common Stock Fund.
Effective October 27, 2017, the Sentinel Variable Products Small Company Fund was renamed TVST Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A was renamed the Virtus KAR Capital Growth Series - Class A.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A was renamed the Virtus Rampart Enhanced Core Equity Series - Class A.
Effective April 28, 2017, the Virtus International Series - Class A was renamed the Virtus Duff & Phelps International Series - Class A.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A.
Effective April 28, 2017 the Virtus Real Estate Securities Series - Class A was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A was renamed the Virtus KAR Small-Cap Growth Series - Class A.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A was renamed the Virtus KAR Small-Cap Value Series - Class A.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2018 and through the financial statement issuance date. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life Insurance Company and
Contract Owners of the Nassau Life Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Nassau Life Variable Accumulation Account (the Separate Account formerly the Phoenix Life Variable Accumulation Account) as of December 31, 2018, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 26, 2019

Appendix
AB VPS Balanced Wealth Strategy Portfolio - Class B
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
DWS Equity 500 Index VIP - Class A(1)
DWS Small Cap Index VIP - Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series - Class A Shares
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares
Virtus KAR Capital Growth Series - Class A Shares
Virtus KAR Small-Cap Growth Series - Class A Shares
Virtus KAR Small-Cap Value Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Rampart Enhanced Core Equity Series - Class A Shares
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
Nassau Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4261 © 2018 The Nassau Companies of New York	12-18